UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: August 1, 2009 — January 31, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Semiannual report 1|31|10

A world of investing.™

Putnam INVESTMENTS

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam
RetirementReady®
Funds

Semiannual report
1 | 31 | 10

Message from the Trustees	2

About the funds	4

Performance snapshot	6

Interview with your fund’s portfolio manager	7

Your fund’s performance	13

Your fund’s expenses	21

Terms and definitions	26

Trustee approval of management contract	27

Other information for shareholders	38

Financial statements	39

Shareholder meeting results	105

Message from the Trustees

Dear Fellow Shareholder:

Last year’s rally in both stocks and bonds helped investors recoup some of the losses in their portfolios, and Putnam’s shareholders were particularly well served. After such strong growth, we are not surprised that the markets paused at the start of 2010.

While no one believes that 2010 will be a repeat performance of 2009, we do feel that today’s markets — based on an optimistic earnings outlook and growing evidence of a global economic recovery — offer ample opportunities for active money management, which is something that Putnam does well.

If there is any lesson to be learned from the extraordinary volatility of the past year, it is the importance of positioning one’s portfolio to limit downside risk. It is our belief that the best way to achieve this is by diversifying across all asset classes and investment strategies, and by adhering to your plan in every type of market environment.

Lastly, we would like to thank all shareholders who took the time to vote by proxy on a number of issues, including shareholder-friendly management fee changes, presented at the Putnam Funds’ shareholder meetings. We would also like to welcome new shareholders to the fund and thank all of our investors for your continued confidence in Putnam.

About the funds

Offering one-step diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to diversify and monitor your retirement investments. Putnam RetirementReady Funds can ease that challenge for you. The funds provide one-step diversification and automatically shift from aggressive to conservative allocations to reduce risk over time.

Each fund invests in a combination of Putnam portfolios to provide you with exposure to a variety of asset classes and investment styles. A fund’s target date corresponds to the year when investors expect to begin withdrawing assets — which is typically in retirement. Investment allocations are more aggressive when the target date is far off and gradually become more conservative as this date draws closer. Putnam RetirementReady Maturity Fund is designed for investors who are already retired or who expect to use the invested assets in the near future.

While diversification can help protect your returns from excessive volatility, you can still lose money. However, by choosing a Putnam RetirementReady Fund based on the year you plan to start withdrawing assets, you can enjoy the advantages of diversification and professional management while you pursue maximum returns and a level of risk you are comfortable with. All of this comes in one simple and convenient investment.

Consider these risks before investing:

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The funds invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Diversification does not ensure a profit or protect against loss. It is possible to lose money in a diversified portfolio. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although Putnam Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Because of rounding in the calculation of allocations among underlying Putnam funds, actual allocations might be more or less than these percentages.

* Target allocations as of 9/30/09. Effective 8/28/09, the funds’ assets were allocated among a different set of underlying Putnam funds. Please see the funds’ prospectus for details.

4	5

Performance snapshot

Average annual total return (%) comparison as of 1/31/10*

Fund returns for class A shares before sales charges

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

	NAV	NAV	NAV	NAV	NAV

Life of fund**	0.58%	1.49%	1.70%	1.81%	2.01%

5 years	—	0.34	0.58	0.76	1.03

3 years	–8.46	–8.11	–7.53	–6.86	–6.10

1 year	37.06	37.13	37.40	37.94	38.20

6 months†	8.39	8.66	8.94	9.34	9.56

	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

	NAV	NAV	NAV	NAV	NAV

Life of fund**	2.15%	2.01%	1.93%	1.62%	2.13%

5 years	1.23	1.22	1.29	1.21	1.89

3 years	–5.41	–4.54	–3.32	–1.99	–0.26

1 year	36.68	33.66	28.83	26.31	30.15

6 months†	9.70	9.47	8.38	7.35	7.42

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the chart do not reflect a sales charge. See pages 13–21 for additional performance information. For a portion of the periods, these funds may have limited expenses, without which returns would have been lower. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit putnam.com.

* Prior to 8/28/09, the funds’ assets were allocated among a different set of underlying Putnam funds. Please see the funds’ prospectus for details.

** With the exception of Putnam RetirementReady 2050 Fund (inception: 5/2/05), the inception date of all share classes of the RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

Interview with your
fund’s portfolio manager

Jeffrey Knight

What contributed to the strong rally across
the capital markets during the semiannual
period, Jeff?

The six months ended January 31, 2010, was a rewarding time for investors and comes on the heels of a broad-based recovery that began in the months preceding the reporting period. As you may recall, in March 2009, investors became convinced that the worst market correction in decades was over and reallocated money away from cash and other safe assets with low yields. The dramatic equity rally that followed, and continued for most of the reporting period, ranks as the most concentrated rebound since the period after the Great Depression. Stocks, as measured by the Standard & Poor’s 500 Index, surged 58.4% from the lowest closing point in March to the highest in September. The momentum generally continued into the fourth quarter, with the U.S. gross domestic product posting a growth rate of 5.9%.

However, in early 2010, the financial markets encountered new concerns — chief among them, the growing European debt crisis and fears that it might derail the global economic recovery. Investors were also uncertain about the inevitable withdrawal of stimulus monies around the globe and how this process would affect growth. Given such headwinds, most asset classes turned in negative performances for January.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/10. See pages 6 and 13–21 for fund performance information. Index descriptions can be found on page 26.

“As the trajectory of equity market
gains moderates, in-depth company
analysis and effective stock picking
will become more important to
investment results.”

Jeffrey Knight

How did Putnam RetirementReady Funds
perform in this environment?

All 10 of the Putnam RetirementReady Funds delivered positive absolute returns for the six months ended January 31, 2010. Relative performance was also strong, with 7 of the 10 funds ranking in the top half of their Lipper peer groups for the same period.

Clearly, it was a good time to be invested
in equities.

No question about it, although the month of January tempered those returns. With a sense of calm and hopes for recovery returning to the markets, investors’ appetite for risk prevailed. Consequently, equities were a main contributor to gains for the period, with U.S. and international stock holdings, especially stocks in emerging markets, having the greatest impact. From a sector perspective, industries closely tied to economic growth, including technology, consumer discretionary, industrials, and health care, booked the greatest gains. On a relative basis, large- and small-cap stocks outperformed mid-cap stocks, and value stocks outperformed growth stocks.

How did the funds’ fixed-income
investments fare?

With the credit markets also showing signs of stabilization and risk tolerance increasing, higher-risk, higher-yielding bonds generated the greatest returns. Conversely, with short-term interest rates set at historical lows to foster growth, cash and other short-term investments turned in minuscule returns. The best performance among fixed-income securities for the period came from the high-yield corporate market and emerging-market bonds.

How have you adapted Putnam
RetirementReady Funds’ strategy to reflect
the changing market conditions?

As part of our continuing efforts to provide comprehensive diversification and competitive performance in today’s complex marketplace, the funds’ underlying investments have been enhanced to help investors produce the income that they need to meet their retirement goals with potentially lower volatility. On August 28, 2009, Putnam Absolute Return 100, 300, 500, and 700 Funds were incorporated as additional underlying funds. They will be included in the portfolios over the lifetime of the funds, and will represent a significant portion — up to potentially 60% — of Putnam RetirementReady Maturity Fund. The addition of these funds, approved by the Board of Trustees, is intended in part to protect against the potentially harmful effects of adverse investment returns in the early years of retirement. Also effective as of August 28, 2009, Putnam Income Strategies Fund is no longer an underlying fund in Putnam RetirementReady Funds. For a complete list of the underlying funds, please see page 11.

What is your outlook for the various
asset classes?

The beginning of 2010 is shaping up to be a far different investment landscape than 2009, with the threat of financial collapse minimized by successful government policy actions. However, the stimulative monetary policies that helped stabilize the economy will begin to be withdrawn. Policymakers will need perfect timing to avoid greater volatility this year. Furthermore, persistent concerns about several European countries possibly defaulting on sovereign debt has created additional uncertainty that, we believe, is likely to continue until the European Union or the International Monetary Fund announces a resolution to stabilize the financial situation.

As we meet today, stock price valuations are less attractive on an absolute basis than they were in 2009. After such a meteorical recovery in stock prices, in-depth company analysis and effective stock picking will be as important as ever in 2010. I expect leadership to shift from survivors to “thrivers” — companies that slashed costs during the recession that are now poised to take advantage of the broadening economic recovery. For such companies, we expect to see earnings come in above market expectations, as they gain ground at the expense of competitors.

In the fixed-income markets, the most familiar areas are either expensive or trading at fair value. Consequently, we believe the majority of fixed-income sectors appear likely to generate positive but unexciting returns. There are pockets that offer attractive valuations and yield spreads, and the opportunity for above-average returns. We believe these sectors include U.S. high-yield and non-agency mortgage-backed securities, which despite their gains in 2009 continue to be priced at yield spreads far above their long-term averages.

While the correlations across traditional asset classes have climbed over the past decade, we believe the recovery in 2009 has brought back into focus the benefits of diversification. With its new, active, and expansive asset allocations strategies, we believe Putnam RetirementReady Funds are strategically positioned to continue capitalizing on the global recovery.

Thanks for talking with us today, Jeff.

IN THE NEWS

After two straight years of stagnation, the global economy is recovering faster than previously thought. In its World Economic Outlook released in late January, the International Monetary Fund (IMF) upgraded its view on global growth — predicting that world economies will expand 3.9% in 2010, up from –0.8% last year. The recovery, according to the IMF, will not be consistent across the board, with emerging markets leading more advanced economies, which remain dependent on government stimulus. Asia, in particular, will lead the pack, with strong growth from China and India. Meanwhile, the United States is already showing signs of growth, with gross domestic product (GDP) increasing by 5.9% in the fourth quarter of 2009, up from 2.2% in the third quarter.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Each Putnam RetirementReady Fund has a different target date indicating when the fund’s investors expect to retire and begin withdrawing assets from their account. The dates range from 2010 to 2050 in five-year intervals, with the exception of the Maturity Fund, which is designed for investors at or near retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. This means that both the risk of your investment and your potential return are reduced as the target date of the particular fund approaches, although there can be no assurance that any one fund will have less risk or more reward than any other fund. The principal value of the fund is not guaranteed at any time, including the target date.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Of special interest

The November 30, 2009 prospectus for Putnam RetirementReady Funds, which is an overview of the changes to the underlying investments discussed in this report in further detail, was mailed to shareholders at the end of November. If you have any questions or would like another copy of the prospectus, contact your financial representative or call Putnam at 1-800-225-1581.

Portfolio Manager Jeffrey Knight is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your fund’s portfolio managers are Robert Kea and Robert Schoen.

Composition of the funds’
underlying investments

Historically, each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. Effective August 28, 2009, the funds’ underlying investments were reallocated to include Putnam Absolute Return Funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500,
and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (three years or more) regardless of market conditions or general market direction. The target return for each fund is the rate of inflation plus a number of basis points specified in the fund’s name. For example, the Putnam Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the rate of inflation. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Asset Allocation: Balanced Portfolio

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking a combination of growth and current income. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations to growth- and value-style stocks and fixed-income sectors based on market conditions.

Putnam Asset Allocation:
Conservative Portfolio

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Manager can adjust allocations based on market conditions.

Putnam Asset Allocation: Equity Portfolio

The fund’s portfolio invests mainly in stocks of companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Manager can adjust allocations based on market conditions.

Putnam Asset Allocation: Growth Portfolio

The fund’s portfolio invests in U.S. and international stocks and bonds and is designed for investors seeking long-term growth with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Manager can adjust allocations based on market conditions.

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prior to August 28, 2009, the assets of the Putnam RetirementReady Funds were allocated to include Putnam Income Strategies Fund in addition to the Putnam Asset Allocation Funds and Putnam Money Market Fund.

Putnam Income Strategies Fund

The fund seeks current income consistent with what Putnam Management considers to be prudent risk, with capital appreciation as a secondary objective, by investing in a diversified portfolio of investment-grade and below-investment-grade bonds, equities, and other investments selected for yield and moderate risk levels.

Allocations by fund as of 1/31/10

					Putnam	Putnam	Putnam	Putnam
	Putnam	Putnam	Putnam	Putnam	Asset	Asset	Asset	Asset	Putnam
Putnam	Absolute	Absolute	Absolute	Absolute	Allocation:	Allocation:	Allocation:	Allocation:	Money
RetirementReady	Return	Return	Return	Return	Balanced	Conservative	Equity	Growth	Market
Fund	100 Fund	300 Fund	500 Fund	700 Fund	Portfolio	Portfolio	Portfolio	Portfolio	Fund

2050 Fund	0.6%	0.0%	2.3%	7.8%	0.0%	0.0%	72.8%	16.1%	0.5%

2045 Fund	1.0	0.0	2.3	7.7	0.0	0.0	61.9	26.6	0.5

2040 Fund	1.9	0.0	2.3	7.7	0.0	0.0	44.5	43.1	0.5

2035 Fund	2.6	0.0	3.2	8.0	0.0	0.0	22.4	62.8	1.0

2030 Fund	2.6	0.9	4.7	10.2	8.0	0.0	3.5	67.6	2.5

2025 Fund	3.5	3.7	5.9	13.1	33.7	0.0	0.0	36.7	3.4

2020 Fund	4.6	7.6	9.1	13.7	51.8	3.0	0.0	5.7	4.5

2015 Fund	5.8	11.7	17.7	10.1	30.2	18.6	0.0	0.0	5.8

2010 Fund	8.4	19.2	27.6	2.2	4.4	32.2	0.0	0.0	5.9

Maturity Fund	9.0	21.1	29.9	0.0	0.0	34.0	0.0	0.0	6.0

Percentages are based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2010, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/10

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2050 Fund*	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	2.80%	–3.12%	–0.79%	–2.16%	–0.79%	–0.79%	0.38%	–3.13%	1.58%	4.02%
Annual average	0.58	–0.66	–0.17	–0.46	–0.17	–0.17	0.08	–0.67	0.33	0.83

3 years	–23.29	–27.70	–24.99	–26.62	–25.00	–25.00	–24.40	–27.05	–23.84	–22.71
Annual average	–8.46	–10.25	–9.14	–9.80	–9.14	–9.14	–8.90	–9.98	–8.68	–8.23

1 year	37.06	29.18	36.07	31.07	36.10	35.10	36.47	31.69	36.81	37.47

6 months	8.39	2.19	8.08	3.39	8.08	7.14	8.24	4.45	8.35	8.64

2045 Fund†	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	8.06	1.85	3.90	3.32	3.88	3.88	5.30	1.61	6.73	9.51
Annual average	1.49	0.35	0.73	0.62	0.73	0.73	0.99	0.30	1.25	1.74

5 years	1.71	–4.14	–2.03	–3.13	–2.05	–2.05	–0.78	–4.25	0.51	3.00
Annual average	0.34	–0.84	–0.41	–0.63	–0.41	–0.41	–0.16	–0.86	0.10	0.59

3 years	–22.40	–26.87	–24.12	–25.54	–24.13	–24.13	–23.54	–26.21	–22.96	–21.81
Annual average	–8.11	–9.91	–8.79	–9.36	–8.79	–8.79	–8.56	–9.64	–8.33	–7.87

1 year	37.13	29.24	36.12	31.12	36.10	35.10	36.46	31.68	36.84	37.53

6 months	8.66	2.39	8.20	3.42	8.22	7.26	8.39	4.62	8.50	8.83

2040 Fund†	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	9.27	2.99	5.03	4.40	5.09	5.09	6.40	2.67	7.86	10.72
Annual average	1.70	0.56	0.94	0.82	0.95	0.95	1.19	0.50	1.45	1.96

5 years	2.95	–2.97	–0.86	–2.05	–0.80	–0.80	0.38	–3.13	1.69	4.25
Annual average	0.58	–0.60	–0.17	–0.41	–0.16	–0.16	0.08	–0.63	0.34	0.84

3 years	–20.92	–25.47	–22.70	–24.25	–22.68	–22.68	–22.13	–24.86	–21.55	–20.32
Annual average	–7.53	–9.33	–8.22	–8.84	–8.22	–8.22	–8.00	–9.09	–7.77	–7.29

1 year	37.40	29.50	36.34	31.34	36.36	35.36	36.66	31.88	37.02	37.75

6 months	8.94	2.67	8.53	3.62	8.49	7.51	8.65	4.87	8.78	9.11

Fund performance Total return for periods ended 1/31/10 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2035 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	9.90%	3.58%	5.67%	5.03%	5.70%	5.70%	7.00%	3.25%	8.36%	11.36%
Annual average	1.81	0.67	1.05	0.94	1.06	1.06	1.30	0.61	1.54	2.07

5 years	3.85	–2.12	0.03	–1.19	0.07	0.07	1.22	–2.32	2.46	5.15
Annual average	0.76	–0.43	0.01	–0.24	0.01	0.01	0.24	–0.47	0.49	1.01

3 years	–19.21	–23.86	–21.00	–22.65	–21.03	–21.03	–20.46	–23.25	–19.81	–18.60
Annual average	–6.86	–8.69	–7.56	–8.20	–7.57	–7.57	–7.35	–8.44	–7.09	–6.63

1 year	37.94	30.01	36.94	31.94	36.89	35.89	37.19	32.39	37.60	38.32

6 months	9.34	3.06	8.94	3.94	8.87	7.87	8.95	5.14	9.22	9.45

2030 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	11.05	4.66	6.78	6.11	6.76	6.76	8.17	4.38	9.58	12.52
Annual average	2.01	0.87	1.26	1.13	1.25	1.25	1.51	0.82	1.76	2.27

5 years	5.24	–0.81	1.39	0.12	1.38	1.38	2.64	–0.95	3.90	6.58
Annual average	1.03	–0.16	0.28	0.02	0.27	0.27	0.52	–0.19	0.77	1.28

3 years	–17.20	–21.96	–19.04	–20.76	–19.05	–19.05	–18.45	–21.30	–17.83	–16.57
Annual average	–6.10	–7.93	–6.80	–7.46	–6.80	–6.80	–6.57	–7.67	–6.34	–5.86

1 year	38.20	30.26	37.24	32.24	37.22	36.22	37.56	32.75	37.88	38.66

6 months	9.56	3.27	9.20	4.20	9.25	8.25	9.33	5.50	9.46	9.75

2025 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	11.81	5.38	7.48	6.79	7.45	7.45	8.93	5.12	10.34	13.23
Annual average	2.15	1.00	1.38	1.26	1.38	1.38	1.64	0.95	1.89	2.39

5 years	6.29	0.18	2.37	1.06	2.34	2.34	3.69	0.06	4.96	7.58
Annual average	1.23	0.04	0.47	0.21	0.46	0.46	0.73	0.01	0.97	1.47

3 years	–15.37	–20.24	–17.27	–19.07	–17.28	–17.28	–16.62	–19.54	–16.01	–14.77
Annual average	–5.41	–7.26	–6.12	–6.81	–6.13	–6.13	–5.88	–6.99	–5.65	–5.19

1 year	36.68	28.82	35.65	30.65	35.65	34.65	36.01	31.25	36.34	36.98

6 months	9.70	3.37	9.21	4.21	9.19	8.19	9.43	5.57	9.54	9.76

2020 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	11.04	4.66	6.77	6.04	6.79	6.79	8.14	4.35	9.68	12.53
Annual average	2.01	0.87	1.25	1.12	1.26	1.26	1.50	0.81	1.77	2.27

5 years	6.24	0.13	2.35	0.95	2.37	2.37	3.59	–0.04	5.02	7.59
Annual average	1.22	0.03	0.47	0.19	0.47	0.47	0.71	–0.01	0.98	1.47

3 years	–13.02	–18.02	–14.93	–16.88	–14.92	–14.92	–14.34	–17.34	–13.66	–12.35
Annual average	–4.54	–6.41	–5.25	–5.98	–5.24	–5.24	–5.03	–6.15	–4.78	–4.30

1 year	33.66	25.97	32.68	27.68	32.73	31.73	32.95	28.30	33.34	34.03

6 months	9.47	3.18	9.04	4.04	9.08	8.08	9.12	5.29	9.31	9.62

Fund performance Total return for periods ended 1/31/10 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2015 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	10.56%	4.20%	6.27%	5.53%	6.28%	6.28%	7.73%	3.96%	9.15%	11.98%
Annual average	1.93	0.79	1.16	1.03	1.17	1.17	1.43	0.74	1.68	2.18

5 years	6.63	0.50	2.67	1.22	2.68	2.68	4.01	0.37	5.31	7.92
Annual average	1.29	0.10	0.53	0.24	0.53	0.53	0.79	0.07	1.04	1.54

3 years	–9.62	–14.81	–11.66	–13.77	–11.65	–11.65	–10.96	–14.07	–10.35	–8.97
Annual average	–3.32	–5.20	–4.05	–4.82	–4.04	–4.04	–3.80	–4.93	–3.58	–3.08

1 year	28.83	21.42	27.82	22.82	27.82	26.82	28.19	23.71	28.45	29.09

6 months	8.38	2.16	7.92	2.92	7.95	6.95	8.08	4.33	8.19	8.46

2010 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	8.82	2.56	4.59	3.82	4.59	4.59	6.04	2.33	7.45	10.24
Annual average	1.62	0.48	0.86	0.72	0.86	0.86	1.12	0.44	1.38	1.87

5 years	6.19	0.09	2.25	0.73	2.26	2.26	3.61	–0.01	4.91	7.51
Annual average	1.21	0.02	0.45	0.15	0.45	0.45	0.71	0.00	0.96	1.46

3 years	–5.85	–11.26	–7.98	–10.24	–7.99	–7.99	–7.25	–10.49	–6.58	–5.17
Annual average	–1.99	–3.90	–2.73	–3.54	–2.74	–2.74	–2.48	–3.63	–2.24	–1.75

1 year	26.31	19.04	25.34	20.34	25.33	24.33	25.68	21.28	25.97	26.60

6 months	7.35	1.19	6.91	1.91	6.88	5.88	7.12	3.36	7.22	7.48

Maturity Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	11.70	5.27	7.35	6.51	7.48	7.48	8.82	5.01	10.23	13.13
Annual average	2.13	0.98	1.36	1.21	1.38	1.38	1.62	0.93	1.87	2.38

5 years	9.80	3.48	5.73	4.07	5.86	5.86	7.12	3.37	8.43	11.13
Annual average	1.89	0.69	1.12	0.80	1.15	1.15	1.39	0.67	1.63	2.13

3 years	–0.78	–6.49	–3.02	–5.48	–2.96	–2.96	–2.25	–5.67	–1.54	–0.08
Annual average	–0.26	–2.21	–1.02	–1.86	–1.00	–1.00	–0.76	–1.93	–0.52	–0.03

1 year	30.15	22.67	29.16	24.16	29.19	28.19	29.53	25.00	29.82	30.45

6 months	7.42	1.25	7.02	2.02	7.03	6.03	7.20	3.46	7.28	7.53

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, these funds limited expenses, without which returns would have been lower. A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns For periods ended 1/31/10

		Barclays Capital
	S&P 500 Index	Aggregate Bond Index

Life of fund*	5.90%	29.53%
Annual average	1.10	5.05

5 years	0.90	28.58
Annual average	0.18	5.16

3 years	–20.18	21.12
Annual average	–7.24	6.60

1 year	33.14	8.51

6 months	9.87	3.87

Index results should be compared to fund performance at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds with the exception of the 2050 Fund (inception: 5/2/05).

Fund price and distribution information For the six-month period ended 1/31/10

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.870		$1.781	$1.801	$1.823		$1.856	$1.902

Capital gains	—		—	—	—		—	—

Total	$1.870		$1.781	$1.801	$1.823		$1.856	$1.902

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$12.19	$12.93	$12.09	$12.08	$12.12	$12.56	$12.10	$12.22

1/31/10	11.42	12.12	11.36	11.33	11.37	11.78	11.33	11.45

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.714		$1.627	$1.639	$1.649		$1.684	$1.748

Capital gains	—		—	—	—		—	—

Total	$1.714		$1.627	$1.639	$1.649		$1.684	$1.748

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$13.23	$14.04	$12.45	$12.56	$13.03	$13.50	$13.49	$15.05

1/31/10	12.73	13.51	11.91	12.02	12.54	12.99	13.02	14.70

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.532		$1.428	$1.473	$1.479		$1.507	$1.567

Capital gains	—		—	—	—		—	—

Total	$1.532		$1.428	$1.473	$1.479		$1.507	$1.567

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$13.92	$14.77	$13.17	$13.16	$13.32	$13.80	$14.23	$15.68

1/31/10	13.69	14.53	12.92	12.86	13.05	13.52	14.03	15.60

Fund price and distribution information For the six-month period ended 1/31/10 cont.

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.966		$0.886	$0.889	$0.903		$0.942	$1.000

Capital gains	—		—	—	—		—	—

Total	$0.966		$0.886	$0.889	$0.903		$0.942	$1.000

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$13.62	$14.45	$12.80	$12.83	$12.97	$13.44	$13.22	$15.40

1/31/10	13.96	14.81	13.09	13.11	13.26	13.74	13.53	15.89

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.604		$0.524	$0.536	$0.543		$0.577	$0.636

Capital gains	—		—	—	—		—	—

Total	$0.604		$0.524	$0.536	$0.543		$0.577	$0.636

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$13.46	$14.28	$12.92	$12.97	$12.93	$13.40	$12.89	$15.06

1/31/10	14.16	15.02	13.60	13.65	13.61	14.10	13.55	15.91

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.532		$0.436	$0.450	$0.496		$0.505	$0.568

Capital gains	—		—	—	—		—	—

Total	$0.532		$0.436	$0.450	$0.496		$0.505	$0.568

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$14.54	$15.43	$13.75	$13.81	$13.95	$14.46	$13.77	$14.61

1/31/10	15.43	16.37	14.59	14.64	14.78	15.32	14.59	15.48

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.660		$0.569	$0.590	$0.587		$0.630	$0.695

Capital gains	—		—	—	—		—	—

Total	$0.660		$0.569	$0.590	$0.587		$0.630	$0.695

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$14.26	$15.13	$13.84	$13.90	$14.02	$14.53	$13.87	$15.65

1/31/10	14.96	15.87	14.53	14.58	14.72	15.25	14.54	16.47

Fund price and distribution information For the six-month period ended 1/31/10 cont.

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.724		$0.624	$0.658	$0.649		$0.715	$0.761

Capital gains	—		—	—	—		—	—

Total	$0.724		$0.624	$0.658	$0.649		$0.715	$0.761

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$15.25	$16.18	$14.88	$14.88	$15.02	$15.56	$14.88	$15.31

1/31/10	15.81	16.77	15.44	15.41	15.59	16.16	15.39	15.85

2010 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.765		$0.677	$0.672	$0.511		$0.750	$0.805

Capital gains	—		—	—	—		—	—

Total	$0.765		$0.677	$0.672	$0.511		$0.750	$0.805

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$14.46	$15.34	$14.10	$13.95	$14.04	$14.55	$14.09	$15.29

1/31/10	14.76	15.66	14.40	14.24	14.53	15.06	14.36	15.63

Maturity Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.364		$0.306	$0.301	$0.324		$0.344	$0.383

Capital gains	—		—	—	—		—	—

Total	$0.364		$0.306	$0.301	$0.324		$0.344	$0.383

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/09	$14.92	$15.83	$14.94	$14.97	$14.95	$15.49	$14.92	$14.96

1/31/10	15.66	16.62	15.68	15.72	15.70	16.27	15.66	15.70

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/09

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2050 Fund*	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	6.49%	0.36%	2.79%	1.37%	2.80%	2.80%	3.91%	0.28%	5.16%	7.65%
Annual average	1.35	0.08	0.59	0.29	0.59	0.59	0.82	0.06	1.08	1.59

3 years	–18.94	–23.60	–20.77	–22.49	–20.76	–20.76	–20.20	–22.99	–19.58	–18.38
Annual average	–6.76	–8.58	–7.47	–8.14	–7.46	–7.46	–7.25	–8.34	–7.01	–6.55

1 year	31.02	23.49	30.02	25.02	30.04	29.04	30.33	25.77	30.68	31.31

6 months	21.02	14.06	20.56	15.56	20.58	19.58	20.72	16.47	20.87	21.16

2045 Fund†	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	11.71	5.29	7.47	6.87	7.42	7.42	8.91	5.10	10.42	13.23
Annual average	2.16	1.00	1.40	1.29	1.39	1.39	1.66	0.97	1.93	2.43

5 years	2.56	–3.34	–1.22	–2.32	–1.26	–1.26	0.05	–3.45	1.40	3.91
Annual average	0.51	–0.68	–0.25	–0.47	–0.25	–0.25	0.01	–0.70	0.28	0.77

3 years	–18.17	–22.87	–19.98	–21.47	–20.01	–20.01	–19.35	–22.18	–18.71	–17.50
Annual average	–6.47	–8.29	–7.16	–7.74	–7.17	–7.17	–6.92	–8.02	–6.67	–6.21

1 year	31.13	23.59	30.16	25.15	30.07	29.07	30.46	25.90	30.88	31.53

6 months	21.02	14.05	20.55	15.55	20.45	19.44	20.73	16.49	20.95	21.24

2040 Fund†	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	12.70	6.22	8.44	7.80	8.44	8.44	9.82	5.98	11.32	14.20
Annual average	2.34	1.17	1.58	1.46	1.58	1.58	1.83	1.13	2.10	2.60

5 years	3.59	–2.37	–0.21	–1.40	–0.21	–0.21	1.02	–2.51	2.35	4.92
Annual average	0.71	–0.48	–0.04	–0.28	–0.04	–0.04	0.20	–0.51	0.47	0.97

3 years	–16.86	–21.64	–18.70	–20.33	–18.73	–18.73	–18.11	–20.98	–17.48	–16.21
Annual average	–5.97	–7.81	–6.67	–7.30	–6.68	–6.68	–6.44	–7.55	–6.20	–5.72

1 year	31.84	24.26	30.87	25.87	30.80	29.80	31.15	26.56	31.52	32.22

6 months	21.05	14.08	20.57	15.57	20.56	19.56	20.66	16.43	20.84	21.20

2035 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	13.05	6.55	8.74	8.08	8.85	8.85	10.14	6.29	11.48	14.51
Annual average	2.40	1.23	1.63	1.51	1.65	1.65	1.88	1.19	2.12	2.65

5 years	4.35	–1.65	0.50	–0.73	0.61	0.61	1.75	–1.81	2.94	5.67
Annual average	0.86	–0.33	0.10	–0.15	0.12	0.12	0.35	–0.36	0.58	1.11

3 years	–15.39	–20.26	–17.29	–19.01	–17.25	–17.25	–16.67	–19.59	–16.03	–14.76
Annual average	–5.42	–7.27	–6.13	–6.79	–6.12	–6.12	–5.90	–7.01	–5.66	–5.18

1 year	32.60	24.97	31.61	26.61	31.63	30.63	31.92	27.30	32.24	32.92

6 months	21.20	14.24	20.68	15.68	20.76	19.76	20.82	16.56	20.97	21.30

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/09 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2030 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	13.71%	7.18%	9.37%	8.69%	9.35%	9.35%	10.79%	6.91%	12.25%	15.14%
Annual average	2.52	1.35	1.75	1.62	1.74	1.74	2.00	1.30	2.26	2.76

5 years	5.45	–0.61	1.55	0.27	1.52	1.52	2.82	–0.78	4.12	6.73
Annual average	1.07	–0.12	0.31	0.05	0.30	0.30	0.56	–0.16	0.81	1.31

3 years	–13.76	–18.73	–15.71	–17.49	–15.71	–15.71	–15.07	–18.04	–14.40	–13.15
Annual average	–4.81	–6.68	–5.54	–6.21	–5.54	–5.54	–5.30	–6.42	–5.05	–4.59

1 year	33.08	25.43	32.09	27.09	32.05	31.05	32.43	27.80	32.76	33.41

6 months	20.90	13.96	20.42	15.42	20.43	19.43	20.56	16.30	20.75	21.06

2025 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	13.69	7.15	9.39	8.69	9.35	9.35	10.85	6.97	12.23	15.21
Annual average	2.51	1.34	1.75	1.62	1.74	1.74	2.01	1.31	2.26	2.78

5 years	5.91	–0.18	2.04	0.73	2.00	2.00	3.35	–0.27	4.58	7.28
Annual average	1.16	–0.04	0.40	0.15	0.40	0.40	0.66	–0.05	0.90	1.42

3 years	–12.55	–17.58	–14.49	–16.35	–14.49	–14.49	–13.81	–16.83	–13.22	–11.86
Annual average	–4.37	–6.24	–5.08	–5.78	–5.08	–5.08	–4.83	–5.96	–4.62	–4.12

1 year	31.87	24.28	30.89	25.89	30.88	29.88	31.23	26.64	31.51	32.21

6 months	19.52	12.64	19.12	14.12	19.07	18.07	19.31	15.15	19.40	19.79

2020 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	12.16	5.71	7.94	7.21	7.89	7.89	9.31	5.49	10.81	13.62
Annual average	2.24	1.08	1.49	1.36	1.48	1.48	1.74	1.04	2.00	2.50

5 years	5.43	–0.63	1.60	0.22	1.55	1.55	2.84	–0.76	4.21	6.75
Annual average	1.06	–0.13	0.32	0.04	0.31	0.31	0.56	–0.15	0.83	1.31

3 years	–10.86	–15.99	–12.80	–14.80	–12.84	–12.84	–12.18	–15.26	–11.51	–10.19
Annual average	–3.76	–5.64	–4.46	–5.20	–4.48	–4.48	–4.24	–5.37	–3.99	–3.52

1 year	30.06	22.58	29.15	24.15	29.08	28.08	29.41	24.88	29.77	30.40

6 months	17.58	10.80	17.09	12.09	17.11	16.11	17.25	13.13	17.38	17.68

2015 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	11.12	4.73	6.89	6.14	6.91	6.91	8.28	4.50	9.72	12.54
Annual average	2.06	0.90	1.30	1.16	1.30	1.30	1.55	0.85	1.81	2.31

5 years	5.70	–0.38	1.79	0.35	1.80	1.80	3.06	–0.55	4.37	7.02
Annual average	1.11	–0.08	0.36	0.07	0.36	0.36	0.60	–0.11	0.86	1.37

3 years	–8.08	–13.37	–10.15	–12.29	–10.14	–10.14	–9.48	–12.64	–8.84	–7.42
Annual average	–2.77	–4.67	–3.50	–4.28	–3.50	–3.50	–3.27	–4.40	–3.04	–2.54

1 year	27.00	19.70	26.03	21.03	26.02	25.02	26.32	21.90	26.66	27.30

6 months	14.57	8.01	14.07	9.07	14.10	13.10	14.26	10.25	14.37	14.70

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/09 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2010 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	8.89%	2.63%	4.74%	3.96%	4.74%	4.74%	6.11%	2.40%	7.52%	10.31%
Annual average	1.66	0.50	0.90	0.75	0.90	0.90	1.15	0.46	1.41	1.92

5 years	5.48	–0.59	1.57	0.06	1.57	1.57	2.86	–0.74	4.18	6.80
Annual average	1.07	–0.12	0.31	0.01	0.31	0.31	0.57	–0.15	0.82	1.32

3 years	–5.06	–10.52	–7.20	–9.48	–7.19	–7.19	–6.50	–9.77	–5.81	–4.34
Annual average	–1.72	–3.64	–2.46	–3.27	–2.46	–2.46	–2.22	–3.37	–1.98	–1.47

1 year	25.30	18.10	24.35	19.35	24.32	23.32	24.62	20.26	24.91	25.62

6 months	12.64	6.18	12.15	7.15	12.18	11.18	12.31	8.35	12.41	12.78

Maturity Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	11.69	5.27	7.47	6.63	7.53	7.53	8.85	5.05	10.24	13.17
Annual average	2.16	1.00	1.40	1.25	1.41	1.41	1.65	0.96	1.90	2.42

5 years	9.37	3.09	5.37	3.72	5.44	5.44	6.71	2.97	8.00	10.80
Annual average	1.81	0.61	1.05	0.73	1.07	1.07	1.31	0.59	1.55	2.07

3 years	–0.07	–5.81	–2.27	–4.75	–2.25	–2.25	–1.56	–5.01	–0.84	0.71
Annual average	–0.02	–1.98	–0.76	–1.61	–0.76	–0.76	–0.52	–1.70	–0.28	0.24

1 year	28.72	21.32	27.82	22.82	27.78	26.78	28.11	23.62	28.40	29.10

6 months	13.78	7.25	13.41	8.41	13.41	12.41	13.52	9.58	13.63	13.95

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05 for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales change and the higher operating expenses for class R shares.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. Expense information also does not include the fees and expenses of the underlying Putnam mutual funds in which the Putnam RetirementReady Funds invest. Expense information shown is historical and does not necessarily reflect current expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.33%	2.08%	2.08%	1.83%	1.58%	1.08%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.44%	2.19%	2.19%	1.94%	1.69%	1.19%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2045 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.32%	2.07%	2.07%	1.82%	1.57%	1.07%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.40%	2.15%	2.15%	1.90%	1.65%	1.15%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2040 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.30%	2.05%	2.05%	1.80%	1.55%	1.05%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.38%	2.13%	2.13%	1.88%	1.63%	1.13%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2035 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.34%	2.09%	2.09%	1.84%	1.59%	1.09%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2030 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.26%	2.01%	2.01%	1.76%	1.51%	1.01%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.33%	2.08%	2.08%	1.83%	1.58%	1.08%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2025 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.32%	2.07%	2.07%	1.82%	1.57%	1.07%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2020 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.31%	2.06%	2.06%	1.81%	1.56%	1.06%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2015 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.31%	2.06%	2.06%	1.81%	1.56%	1.06%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

	Class A	Class B	Class C	Class M	Class R	Class Y

2010 Fund

Net expenses for the fiscal year ended 7/31/09*†	1.23%	1.98%	1.98%	1.73%	1.48%	0.98%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.30%	2.05%	2.05%	1.80%	1.55%	1.05%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Maturity Fund

Net expenses for the fiscal year ended 7/31/09*†	1.23%	1.98%	1.98%	1.73%	1.48%	0.98%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/09†	1.30%	2.05%	2.05%	1.80%	1.55%	1.05%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/10	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

* Reflects Putnam Management’s decision to contractually limit expenses through 7/31/10.

† Reflects projected expenses, including the elimination of the target date funds’ management fees, based on a new expense arrangement and each fund’s recent (8/31/09) asset level.

Fiscal-year ended 7/31/09 expense information in this table differs from that shown in the financial highlights of this report because it includes fees and expenses of the underlying Putnam funds in which the fund invests. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The first table in this section shows the expenses you would have paid on a $1,000 investment in each of the Putnam RetirementReady Funds from August 1, 2009, to January 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (Expenses paid per $1,000) for the class of shares you own.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Expenses paid per $1,000*†	$1.31	$5.24	$5.24	$3.94	$2.63	$—

Ending value (after expenses)	$1,083.90	$1,080.80	$1,080.80	$1,082.40	$1,083.50	$1,086.40

2045 Fund

Expenses paid per $1,000*†	$1.31	$5.25	$5.25	$3.94	$2.63	$—

Ending value (after expenses)	$1,086.60	$1,082.00	$1,082.20	$1,083.90	$1,085.00	$1,088.30

2040 Fund

Expenses paid per $1,000*†	$1.32	$5.26	$5.26	$3.94	$2.63	$—

Ending value (after expenses)	$1,089.40	$1,085.30	$1,084.90	$1,086.50	$1,087.80	$1,091.10

2035 Fund

Expenses paid per $1,000*†	$1.32	$5.27	$5.26	$3.95	$2.64	$—

Ending value (after expenses)	$1,093.40	$1,089.40	$1,088.70	$1,089.50	$1,092.20	$1,094.50

2030 Fund

Expenses paid per $1,000*†	$1.32	$5.27	$5.27	$3.96	$2.64	$—

Ending value (after expenses)	$1,095.60	$1,092.00	$1,092.50	$1,093.30	$1,094.60	$1,097.50

2025 Fund

Expenses paid per $1,000*†	$1.32	$5.27	$5.27	$3.96	$2.64	$—

Ending value (after expenses)	$1,097.00	$1,092.10	$1,091.90	$1,094.30	$1,095.40	$1,097.60

	Class A	Class B	Class C	Class M	Class R	Class Y

2020 Fund

Expenses paid per $1,000*†	$1.32	$5.27	$5.27	$3.95	$2.64	$—

Ending value (after expenses)	$1,094.70	$1,090.40	$1,090.80	$1,091.20	$1,093.10	$1,096.20

2015 Fund

Expenses paid per $1,000*†	$1.31	$5.24	$5.24	$3.93	$2.62	$—

Ending value (after expenses)	$1,083.80	$1,079.20	$1,079.50	$1,080.80	$1,081.90	$1,084.60

2010 Fund

Expenses paid per $1,000*†	$1.31	$5.22	$5.21	$3.92	$2.61	$—

Ending value (after expenses)	$1,073.50	$1,069.10	$1,068.80	$1,071.20	$1,072.20	$1,074.80

Maturity Fund

Expenses paid per $1,000*†	$1.31	$5.22	$5.22	$3.92	$2.61	$—

Ending value (after expenses)	$1,074.20	$1,070.20	$1,070.30	$1,072.00	$1,072.80	$1,075.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/10. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

2045 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

2040 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

2035 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

2030 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

	Class A	Class B	Class C	Class M	Class R	Class Y

2025 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

2020 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

2015 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

2010 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

Maturity Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/10. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2009, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 12, 2009 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2009. In addition, at the Trustees’ September 11, 2009 meeting, the Contract Committee recommended, and the Independent Trustees approved, a sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), effective November 30, 2009. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That such fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers pending other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Consideration of strategic
pricing proposal

The Trustees considered that the Contract Committee had been engaged in a detailed review of Putnam Management’s strategic pricing proposal that was first presented to the Committee at its May 2009 meeting. The proposal included proposed changes to the basic structure of the management fees in place for all open-end funds (except the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund), including implementation of a breakpoint structure based on the aggregate net assets of all such funds in lieu of the individual breakpoint structures in place for each fund, as well as implementation of performance fees for certain funds. In addition, the proposal recommended substituting separate expense limitations on investor servicing fees and on other expenses as a group in lieu of the total expense limitations in place for many funds. For the Putnam RetirementReady® Funds, the proposal called for the elimination of management fees (although the underlying Putnam funds will continue to pay management fees to Putnam Management) and for Putnam Management to reimburse the funds for their other expenses (not including brokerage, interest, taxes, investment-related expenses and extraordinary expenses).

While the Contract Committee noted the likelihood that the Trustees and Putnam Management would reach agreement on the strategic pricing matters in later months, the terms of the management contracts required that the Trustees approve the continuance of the contracts in order to prevent their expiration at June 30, 2009. The Contract Committee’s recommendations in June reflect its conclusion that the terms of the contractual arrangements for your fund continued to be appropriate for the upcoming term, absent any possible agreement with respect to the matters addressed in Putnam Management’s proposal.

The Trustees were mindful of the significant changes that had occurred at Putnam Management in the past two years, including a change of ownership, the installation of a new senior management team at Putnam Management, the substantial decline in assets under management resulting from extraordinary market forces as well as continued net redemptions in many funds, the introduction of new fund products representing novel investment strategies and the introduction of performance fees for certain new funds. The Trustees were also mindful that many other leading firms in the industry had also been experiencing significant challenges due to the changing financial and competitive environment. For these reasons, even though the Trustees believed that the current contractual arrangements in place between the funds and Putnam Management and its affiliates have served shareholders well and continued to be appropriate for the near term, the Trustees believed that it was an appropriate time to reconsider the current structure of the funds’ contractual arrangements with Putnam Management with a view to possible changes that might better serve the interests of shareholders in this new environment. The Trustees concluded their review of Putnam Management’s strategic pricing proposal in July 2009, and their considerations regarding the proposal are discussed below under the heading “Subsequent approval of strategic pricing proposal.” With the exception of the discussion under this heading, the following discussion generally addresses only the Trustees’ reasons for recommending the continuance of the current contractual arrangements (and the new sub-management contract between Putnam Management and PIL, which the Trustees evaluated in large part based on their review of contractual arrangements in June 2009) as, at the time the Trustees determined to make this recommendation, the Trustees had not yet reached any conclusions with respect to the strategic pricing proposal.

Management fee schedules and
categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. The general fee structure has been carefully developed over the years and re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees noted that shareholders of all funds voted by overwhelming majorities in 2007 to approve new management contracts containing identical fee schedules.

In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund at that time but, as indicated above, based on their detailed review of the current fee structure, were prepared to consider possible changes to this arrangement that might better serve the interests of shareholders in the future. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees) as of December 31, 2008 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Actual
	Management	Total
	Fee	Expense
	(percentile	(percentile
	rank)	rank)
Putnam RetirementReady
Maturity Fund	86th	36th
Putnam RetirementReady
2010 Fund	88th	25th
Putnam RetirementReady
2015 Fund	90th	30th
Putnam RetirementReady
2020 Fund	92nd	62nd
Putnam RetirementReady
2025 Fund	88th	63rd
Putnam RetirementReady
2030 Fund	92nd	50th
Putnam RetirementReady
2035 Fund	89th	44th
Putnam RetirementReady
2040 Fund	89th	67th
Putnam RetirementReady
2045 Fund	99th	83rd
Putnam RetirementReady
2050 Fund	99th	67th

(The comparative fee and expense information for each Putnam RetirementReady® Fund includes the fees and expenses of the underlying Putnam funds in which a Putnam RetirementReady® fund invests, as well as the fees and expenses of the underlying funds in which other funds in the Lipper peer group invest.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees (as applicable) and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. The Trustees expressed their intention to monitor the funds’ percentile rankings in management fees and in total expenses to ensure that fees and expenses of the funds continue to meet evolving competitive standards.

The Trustees noted that the expense ratio increases described above were being controlled by expense limitations initially implemented in January 2004. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception and, while the Contract Committee was reviewing proposed alternative expense limitation arrangements as noted above, the Trustees received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2010, or such earlier time as the Trustees and Putnam Management reach agreement on alternative arrangements.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2009, or until such earlier time as the Trustees and Putnam Management reach agreement on alternative expense limitation arrangements, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation is applicable to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation was not applied to Putnam RetirementReady® Funds because each of them had a below-average expense ratio relative to its custom peer group.

• Economies of scale. The Trustees considered that most Putnam funds (although not the Putnam RetirementReady® Funds) currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale at that time but, as noted above, were in the process of reviewing a proposal that would eliminate management fees for your fund.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the

Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the disappointing investment performance of many of the funds for periods ended March 31, 2009. They discussed with senior management of Putnam Management the factors contributing to such underperformance and the actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers including increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees also recognized the substantial improvement in performance of many funds since the implementation of those changes. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of the Putnam RetirementReady® Funds, the Trustees considered that each fund’s class A share cumulative total return performance at net asset value was in particular percentiles of its Lipper Inc. peer group for the one-year and three-year periods ended March 31, 2009. This information is shown in the following table. Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Past performance is no guarantee of future results.

	One-year period	Three-year period
	percentile rank (# of	percentile rank (# of
	funds in category)	funds in category)
Putnam RetirementReady Maturity Fund
Lipper Mixed-Asset Target Allocation Conservative Funds	87th (433)	90th (336)

Putnam RetirementReady 2010 Fund
Lipper Mixed-Asset Target 2010 Funds	38th (179)	65th (94)

Putnam RetirementReady 2015 Fund
Lipper Mixed-Asset Target 2015 Funds	29th (118)	54th (42)

Putnam RetirementReady 2020 Fund
Lipper Mixed-Asset Target 2020 Funds	45th (159)	63rd (78)

	One-year period	Three-year period
	percentile rank (# of	percentile rank (# of
	funds in category)	funds in category)
Putnam RetirementReady 2025 Fund
Lipper Mixed-Asset Target 2025 Funds	37th (103)	50th (31)

Putnam RetirementReady 2030 Fund
Lipper Mixed-Asset Target 2030 Funds	36th (152)	61st (75)

Putnam RetirementReady 2035 Fund
Lipper Mixed-Asset Target 2035 Funds	38th (98)	50th (27)

Putnam RetirementReady 2040 Fund
Lipper Mixed-Asset Target 2040 Funds	26th (144)	67th (68)

Putnam RetirementReady 2045 Fund
Lipper Mixed-Asset Target 2045 Funds	42nd (89)	40th (19)

Putnam RetirementReady 2050 Fund
Lipper Mixed-Asset Target 2050+ Funds	34th (106)	69th (15)

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations;
other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy commencing in 2009, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continue to be allocated to the payment of fund expenses, although the amount allocated for this purpose has declined in recent years. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of the investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”), which agreement provides benefits to an affiliate of Putnam Management. The Trustees considered that effective January 1, 2009, the Trustees, PSERV and Putnam Management entered into a new fee schedule that includes for the open-end funds (other than funds of Putnam Variable Trust and Putnam Money Market Liquidity Fund) an expense limitation but, as noted above, also considered that this expense limitation is subject to review as part of the Trustees’ pending review of Putnam’s strategic pricing proposal.

In the case of your fund, the Trustees’ annual review of the fund’s management contract also included the review of the fund’s distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership, which contract and plans also provide benefits to an affiliate of Putnam Management.

Comparison of retail and institutional
fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Subsequent approval of strategic
pricing proposal

As mentioned above, at a series of meetings beginning in May 2009 and ending on July 10, 2009, the Contract Committee and the Trustees engaged in a detailed review of Putnam Management’s strategic pricing proposal. Following this review, the Trustees of each fund, including all of the Independent Trustees, voted unanimously on July 10, 2009 to approve proposed management contracts reflecting the proposal, as modified based on discussions between the Independent Trustees and Putnam Management, for each fund. In considering the proposed contracts, the Independent Trustees focused largely on the specific proposed changes described below relating to management fees. They also took into account the factors that they considered in connection with their most recent annual approval on June 12, 2009 of the continuance of the funds’ current management contracts and the extensive materials that they had reviewed in connection with that approval process, as described above.

The new management contract for your fund, which the Trustees approved on July 10, 2009, provides that your fund pays no management fee to Putnam Management. In addition, Putnam Management has agreed to reimburse your fund for its other expenses (not including brokerage, interest, taxes, investment-related expenses and extraordinary expenses). The new management contract and reimbursement obligation became effective on August 1, 2009, and do not require shareholder approval.

The following discussion describes key elements of the strategic pricing proposal applicable to other Putnam funds, including the underlying funds in which your fund invests. Shareholders approved the proposed management contracts for these other funds. The new management contracts were implemented on January 1, 2010 (February 1, 2010 for Putnam Absolute Return Funds and Putnam New Opportunities Fund).

• Considerations relating to Fund Family fee rate calculations. The Independent Trustees considered that the proposed management contracts would change the manner in which shareholders of most funds share in potential economies of scale associated with the management of the funds. Under the current management contracts, shareholders of a fund (other than the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund, which do not pay management fees to Putnam Management) benefit from increased fund size through reductions in the effective management fee paid to Putnam Management once the fund’s net assets exceed the first breakpoint in the fund’s fee schedule ($500 million for most funds). Conversely, in the case of funds with net assets above the level of the first breakpoint, the effective management fee increases as the fund’s average net assets decline below a breakpoint. These breakpoints are measured solely by the net assets of each individual fund and are not affected by possible growth (or decline) of net assets of other funds in the Fund Family. (“Fund Family” for purposes of this discussion refers to all open-end mutual funds sponsored by Putnam Management, except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund.) Under the proposed management contracts, potential economies of scale would be shared ratably among shareholders of all funds, regardless of their size. The management fees paid by a fund (and indirectly by shareholders) would no longer be affected by the growth (or decline) of assets of the particular fund, but rather would be affected solely by the growth (or decline) of the aggregate net assets of all funds in the Fund Family, regardless of whether the net assets of the particular fund are growing or declining.

Based on June 30, 2009 net asset levels, the proposed management contracts would provide for payment of a management fee rate that is lower for most funds than the management fee rate payable under their current management contracts. For a small number of funds, the management fee rate would be slightly higher under the proposed contract at these asset levels, but by only immaterial amounts. In the aggregate, the financial impact on Putnam Management of implementing this proposed change for all funds at June 30, 2009 net asset levels is a reduction in annual management fee revenue of approximately $24.0 million. (Putnam Management has already incurred a significant portion of this revenue reduction through the waiver of a portion of its current management fees for certain funds pending shareholder consideration of the proposed management contracts. Putnam is not obliged to continue such waivers beyond July 31, 2010 in the event that the proposed contracts are not approved by shareholders.) The Independent Trustees carefully considered the implications of this proposed change under a variety of economic circumstances. They considered the fact that at current asset levels the management fees paid by the funds under the proposed contract would be lower for almost all funds, and would not be materially higher for any fund. They considered the possibility that under some circumstances, the current management contract could result in a lower fee for a particular fund than the proposed management contract. Such circumstances might occur, for example, if the aggregate net assets of the Fund Family remain largely unchanged and the net assets of an individual fund grew substantially, or if the net assets of an individual fund remain largely unchanged and the aggregate net assets of the Fund Family declined substantially.

The Independent Trustees noted that future changes in the net assets of individual funds are inherently unpredictable and that experience has shown that funds often grow in size and decline in size over time depending on market conditions and the changing popularity of particular investment styles and asset classes. They noted that, while the aggregate net assets of the Fund Family have changed substantially over time, basing a management fee on the aggregate level of assets of the Fund Family would likely reduce fluctuations in costs paid by individual funds and lead to greater stability and predictability of fund operating costs over time.

The Independent Trustees considered that the proposed management contract would likely be advantageous for newly organized funds that have yet to attract significant assets and for funds in specialty asset classes that are unlikely to grow to a significant size. In each case, such funds would participate in the benefits of scale made possible by the aggregate size of the Fund Family to an extent that would not be possible based solely on their individual size.

The Independent Trustees also considered that for funds that have achieved or are likely to achieve considerable scale on their own, the proposed management contract could result in sharing of economies which might lead to slightly higher costs under some circumstances, but they noted that any such increases are immaterial at current asset levels and that over time such funds are likely to realize offsetting benefits from their opportunity to participate, both through the exchange privilege and through the Fund Family breakpoint fee structure, in the improved growth prospects of a diversified Fund Family able to offer competitively priced products.

The Independent Trustees noted that the implementation of the proposed management contracts would result in a reduction in aggregate fee revenues for Putnam Management at current asset levels. They also noted that applying various projections of growth equally to the aggregate net assets of the Fund Family and to the net assets of individual funds also showed revenue reductions for Putnam Management. They recognized, however, the possibility that under some scenarios Putnam Management might realize greater future revenues, with respect to certain funds, under the proposed contracts than under the current contracts, but considered such circumstances to be both less likely and inherently unpredictable.

The Independent Trustees considered the extent to which Putnam Management may realize economies of scale in connection with the management of the funds. In this regard, they considered the possibility that such economies of scale as may exist in the management of mutual funds may be associated more closely with the size of the aggregate assets of the mutual fund complex than with the size of any individual fund. In this regard the Independent Trustees considered the financial information provided to them by Putnam Management over a period of many years regarding the allocation of costs involved in calculating the profitability of its mutual fund business as a whole and the profitability of individual funds. The Independent Trustees noted that the methodologies for such cost allocations had been reviewed on a number of occasions in the past by independent financial consultants engaged by the Independent Trustees. The Independent Trustees noted that these methodologies support Putnam Management’s assertion that many of its operating costs and any associated economies of scale are related more to the aggregate net assets under management in various sectors of its business than to the size of individual funds. They noted that on a number of occasions in the past the Independent Trustees had separately considered the possibility of calculating management fees in whole or in part based on aggregate net assets of the Putnam funds.

The Independent Trustees considered the fact that the proposed contracts would result in a sharing among the affected funds of economies of scale that for the most part are now enjoyed by the larger funds, without materially increasing the current costs of any of the larger funds. They concluded that this sharing of economies among funds was appropriate in light of the diverse investment opportunities available to shareholders of all funds through the existence of the exchange privilege. They also considered that the proposed change in management fee structure would allow Putnam Management to introduce new investment products at more attractive pricing levels than may be currently be the case.

After considering all of the foregoing, the Independent Trustees concluded that the proposed calculation of management fees based on the aggregate net assets of the Fund Family represented a fair and reasonable means of sharing possible economies of scale among the shareholders of all funds.

• Considerations relating to addition of fee rate adjustments based on investment performance for certain funds. The Independent Trustees considered that Putnam’s proposal to add fee rate adjustments based on investment performance to the management contracts of certain funds reflected a desire by Putnam Management to align its fee revenues more closely with investment performance in the case of certain funds. They noted that Putnam Management already has a significant financial interest in achieving good performance results for the funds it manages. Putnam Management’s fees are based on the assets under its management (whether calculated on an individual fund or complex-wide basis). Good performance results in higher asset levels and therefore higher revenues to Putnam Management. Moreover, good performance also tends to attract additional investors to particular funds or the complex generally, also resulting in higher revenues. Nevertheless, the Independent Trustees concluded that adjusting management fees based on performance for certain selected funds could provide additional benefits to shareholders.

The Independent Trustees noted that Putnam Management proposed the addition of performance adjustments only for certain of the funds and considered whether similar adjustments might be appropriate for other funds. In this regard, they considered Putnam Management’s belief that the addition of performance adjustments would be most appropriate for shareholders of U.S. growth funds, international equity funds and Putnam Global Equity Fund. They also considered Putnam Management’s view that it would continue to monitor whether performance fees would be appropriate for other funds. Accordingly, the Independent Trustees concluded that it would be desirable to gain further experience with the operation of performance adjustments for certain funds and the market’s receptivity to such fee structures before giving further consideration to whether similar performance adjustments would be appropriate for other funds as well.

• Considerations relating to standardization of payment terms. The proposed management contracts for all funds provide that management fees will be computed and paid monthly within 15 days after the end of each month. The current contracts of the funds contain quarterly computation and payment terms in some cases. These differences largely reflect practices in place at earlier times when many of the funds were first organized. Under the proposed contract, certain funds would make payments to Putnam Management earlier than they do under their current contract. This would reduce a fund’s opportunity to earn income on accrued but unpaid management fees by a small amount, but would not have a material effect on a fund’s operating costs.

The Independent Trustees considered the fact that standardizing the payment terms for all funds would involve an acceleration in the timing of payments to Putnam Management for some funds and a corresponding loss of a potential opportunity for such funds to earn income on accrued but unpaid management fees. The Independent Trustees did not view this change as having a material impact on shareholders of any fund. In this regard, the Independent Trustees noted that the proposed contracts conform to the payment terms included in management contracts for all Putnam funds organized in recent years and that standardizing payment terms across all funds would reduce administrative burdens for both the funds and Putnam Management.

• Considerations relating to comparisons with management fees and total expenses of competitive funds. As part of their evaluation of the proposed management contracts, the Independent Trustees also reviewed the general approach taken by Putnam Management and the Independent Trustees in recent years in imposing appropriate limits on total fund expenses. As part of the annual contract review process in recent years, Putnam Management agreed to waive fees as needed to limit total fund expenses to a maximum level equal to the average total expenses of comparable competitive funds in the mutual fund industry. In connection with its proposal to implement new management contracts, Putnam Management also proposed, and the Independent Trustees approved, certain changes in this approach that shift the focus from controlling total expenses to imposing separate limits on certain categories of expenses, as required. As a general matter, Putnam Management and the Independent Trustees concluded that management fees for the Putnam funds are competitive with the fees charged by comparable funds in the industry. Nevertheless, the Independent Trustees considered specific management fee waivers proposed to be implemented as of August 1, 2009 by Putnam Management with respect to the current management fees of certain funds, as well as projected reductions in management fees for almost all funds that would result under the proposed contracts. Putnam Management and the Independent Trustees also agreed to impose separate expense limitations of 37.5 basis points on the general category of shareholder servicing expenses and 20 basis points on the general category of other ordinary operating expenses. These new expense limitations, as well as the fee waivers, were implemented for all funds effective as of August 1, 2009, replacing the expense limitation referred to above.

These changes resulted in lower total expenses for many funds, but in the case of some funds total expenses increased after application of the new waivers and expense limitations (as compared with the results obtained using the expense limitation method previously in place). In this regard, the Independent Trustees considered the likelihood that total expenses for most of these funds would have increased in any event in the normal course under the previous expense limitation arrangement, as the reported total expense levels of many competitive funds increased in response to the major decline in asset values that began in September 2008. These new waivers and expense limitations will continue in effect until at least July 31, 2010 and will be re-evaluated by the Independent Trustees as part of the annual contract review process prior to their scheduled expiration. However, the management fee waivers referred to above would largely become permanent reductions in fees as a result of the implementation of the proposed management contracts.

Other information for shareholders

Important notice regarding delivery
of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, are available in the Individual Investors section of putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Trustee and employee
fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2010, Putnam employees had approximately $294,000,000 and the Trustees had approximately $45,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The fund’s portfolios 1/31/10 (Unaudited)

2050 Fund	Shares	Value

Absolute Return Funds* (11.5%)
Putnam Absolute Return 100 Fund (Class Y)	4,569	$47,521

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	16,087	173,415

Putnam Absolute Return 700 Fund (Class Y)	52,791	592,317

Total Absolute Return Funds (cost $801,330)		$813,253

Asset Allocation Funds* (95.9%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	488,484	5,558,952

Putnam Asset Allocation: Growth Portfolio (Class Y)	113,175	1,226,812

Total Asset Allocation Funds (cost $6,619,736)		$6,785,764

Fixed Income Funds* (0.5%)
Putnam Money Market Fund (Class A)	35,780	$35,780

Total Fixed Income Funds (cost $35,780)		$35,780

Total Investments (cost $7,456,846)		$7,634,797

* Percentages indicated are based on net assets of $7,076,008.

2045 Fund	Shares	Value

Absolute Return Funds* (11.8%)
Putnam Absolute Return 100 Fund (Class Y)	15,112	$157,167

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	31,925	344,156

Putnam Absolute Return 700 Fund (Class Y)	104,770	1,175,520

Total Absolute Return Funds (cost $1,649,680)		$1,676,843

Asset Allocation Funds* (94.4%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	825,542	9,394,670

Putnam Asset Allocation: Growth Portfolio (Class Y)	372,187	4,034,504

Total Asset Allocation Funds (cost $12,692,101)		$13,429,174

Fixed Income Funds* (0.5%)
Putnam Money Market Fund (Class A)	71,593	$71,593

Total Fixed Income Funds (cost $71,593)		$71,593

Total Investments (cost $14,413,374)		$15,177,610

* Percentages indicated are based on net assets of $14,226,116.

The fund’s portfolios 1/31/10 (Unaudited) cont.

2040 Fund	Shares	Value

Absolute Return Funds* (12.3%)
Putnam Absolute Return 100 Fund (Class Y)	41,004	$426,442

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	48,124	518,769

Putnam Absolute Return 700 Fund (Class Y)	157,927	1,771,935

Total Absolute Return Funds (cost $2,674,375)		$2,717,146

Asset Allocation Funds* (91.1%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	896,744	10,204,939

Putnam Asset Allocation: Growth Portfolio (Class Y)	912,354	9,889,917

Total Asset Allocation Funds (cost $18,571,255)		$20,094,856

Fixed Income Funds* (0.5%)
Putnam Money Market Fund (Class A)	108,317	$108,317

Total Fixed Income Funds (cost $108,317)		$108,317

Total Investments (cost $21,353,947)		$22,920,319

* Percentages indicated are based on net assets of $22,057,120.

2035 Fund	Shares	Value

Absolute Return Funds* (14.5%)
Putnam Absolute Return 100 Fund (Class Y)	81,995	$852,750

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	97,637	1,052,522

Putnam Absolute Return 700 Fund (Class Y)	236,489	2,653,408

Total Absolute Return Funds (cost $4,486,634)		$4,558,680

Asset Allocation Funds* (89.5%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	653,026	7,431,435

Putnam Asset Allocation: Growth Portfolio (Class Y)	1,917,831	20,789,284

Total Asset Allocation Funds (cost $24,544,213)		$28,220,719

Fixed Income Funds* (1.0%)
Putnam Money Market Fund (Class A)	326,011	$326,011

Total Fixed Income Funds (cost $326,011)		$326,011

Total Investments (cost $29,356,858)		$33,105,410

* Percentages indicated are based on net assets of $31,523,832.

The fund’s portfolios 1/31/10 (Unaudited) cont.

2030 Fund	Shares	Value

Absolute Return Funds* (19.2%)
Putnam Absolute Return 100 Fund (Class Y)	107,595	$1,118,989

Putnam Absolute Return 300 Fund (Class Y)	37,506	404,318

Putnam Absolute Return 500 Fund (Class Y)	190,108	2,049,360

Putnam Absolute Return 700 Fund (Class Y)	397,837	4,463,731

Total Absolute Return Funds (cost $7,904,697)		$8,036,398
Asset Allocation Funds* (82.5%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	352,925	$3,476,308

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	135,874	1,546,247

Putnam Asset Allocation: Growth Portfolio (Class Y)	2,720,162	29,486,552

Total Asset Allocation Funds (cost $29,135,088)		$34,509,107

Fixed Income Funds* (2.6%)
Putnam Money Market Fund (Class A)	1,097,702	$1,097,702

Total Fixed Income Funds (cost $1,097,702)		$1,097,702

Total Investments (cost $38,137,487)		$43,643,207

* Percentages indicated are based on net assets of $41,814,309.

2025 Fund	Shares	Value

Absolute Return Funds* (27.5%)
Putnam Absolute Return 100 Fund (Class Y)	169,488	$1,762,675

Putnam Absolute Return 300 Fund (Class Y)	173,768	1,873,223

Putnam Absolute Return 500 Fund (Class Y)	277,628	2,992,829

Putnam Absolute Return 700 Fund (Class Y)	594,407	6,669,249

Total Absolute Return Funds (cost $13,069,756)		$13,297,976

Asset Allocation Funds* (74.1%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,743,398	$17,172,473

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	1,723,160	18,679,051

Total Asset Allocation Funds (cost $30,810,195)		$35,851,524

Fixed Income Funds* (3.6%)
Putnam Money Market Fund (Class A)	1,736,642	$1,736,642

Total Fixed Income Funds (cost $1,736,642)		$1,736,642

Total Investments (cost $45,616,593)		$50,886,142

* Percentages indicated are based on net assets of $48,405,694.

The fund’s portfolios 1/31/10 (Unaudited) cont.

2020 Fund	Shares	Value

Absolute Return Funds* (36.0%)
Putnam Absolute Return 100 Fund (Class Y)	219,448	$2,282,262

Putnam Absolute Return 300 Fund (Class Y)	354,156	3,817,801

Putnam Absolute Return 500 Fund (Class Y)	421,456	4,543,296

Putnam Absolute Return 700 Fund (Class Y)	613,075	6,878,704

Total Absolute Return Funds (cost $17,226,737)		$17,522,063

Asset Allocation Funds* (62.4%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	2,637,329	$25,977,688

Putnam Asset Allocation: Conservative Portfolio (Class Y)	175,030	1,521,011

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	262,895	2,849,778

Total Asset Allocation Funds (cost $25,841,738)		$30,348,477

Fixed Income Funds* (4.6%)
Putnam Money Market Fund (Class A)	2,254,558	$2,254,558

Total Fixed Income Funds (cost $2,254,558)		$2,254,558

Total Investments (cost $45,323,033)		$50,125,098

* Percentages indicated are based on net assets of $48,620,508.

2015 Fund	Shares	Value

Absolute Return Funds* (46.4%)
Putnam Absolute Return 100 Fund (Class Y)	328,422	$3,415,589

Putnam Absolute Return 300 Fund (Class Y)	636,029	6,856,391

Putnam Absolute Return 500 Fund (Class Y)	962,394	10,374,609

Putnam Absolute Return 700 Fund (Class Y)	528,644	5,931,386

Total Absolute Return Funds (cost $26,169,543)		$26,577,975

Asset Allocation Funds* (49.9%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,792,370	$17,654,845

Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,253,153	10,889,899

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $24,508,121)		$28,544,744

Fixed Income Funds* (5.9%)
Putnam Money Market Fund (Class A)	3,379,209	$3,379,209

Total Fixed Income Funds (cost $3,379,209)		$3,379,209

Total Investments (cost $54,056,873)		$58,501,928

* Percentages indicated are based on net assets of $57,222,259.

The fund’s portfolios 1/31/10 (Unaudited) cont.

2010 Fund	Shares	Value

Absolute Return Funds* (60.7%)
Putnam Absolute Return 100 Fund (Class Y)	165,179	$1,717,865

Putnam Absolute Return 300 Fund (Class Y)	364,544	3,929,781

Putnam Absolute Return 500 Fund (Class Y)	524,343	5,652,417

Putnam Absolute Return 700 Fund (Class Y)	40,089	449,799

Total Absolute Return Funds (cost $11,585,005)		$11,749,862

Asset Allocation Funds* (38.7%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	92,110	$907,285

Putnam Asset Allocation: Conservative Portfolio (Class Y)	757,617	6,583,692

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $6,636,622)		$7,490,977

Fixed Income Funds* (6.3%)
Putnam Money Market Fund (Class A)	1,216,860	$1,216,860

Total Fixed Income Funds (cost $1,216,860)		$1,216,860

Total Investments (cost $19,438,487)		$20,457,699

* Percentages indicated are based on net assets of $19,371,861.

Maturity Fund	Shares	Value

Absolute Return Funds* (63.9%)
Putnam Absolute Return 100 Fund (Class Y)	136,258	$1,417,087

Putnam Absolute Return 300 Fund (Class Y)	307,858	3,318,706

Putnam Absolute Return 500 Fund (Class Y)	436,130	4,701,481

Putnam Absolute Return 700 Fund (Class Y)	—	—

Total Absolute Return Funds (cost $9,298,192)		$9,437,274

Asset Allocation Funds* (36.2%)
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	615,754	5,350,904

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $5,206,177)		$5,350,904

Fixed Income Funds* (6.3%)
Putnam Money Market Fund (Class A)	936,285	$936,285

Total Fixed Income Funds (cost $936,285)		$936,285

Total Investments (cost $15,440,654)		$15,724,463

* Percentages indicated are based on net assets of $14,771,642.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010.

			Investments in Securities

Fund	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2050 Fund	$7,634,797	$—	$—	$7,634,797

Putnam RetirementReady 2045 Fund	15,177,610	—	—	15,177,610

Putnam RetirementReady 2040 Fund	22,920,319	—	—	22,920,319

Putnam RetirementReady 2035 Fund	33,105,410	—	—	33,105,410

Putnam RetirementReady 2030 Fund	43,643,207	—	—	43,643,207

Putnam RetirementReady 2025 Fund	50,886,142	—	—	50,886,142

Putnam RetirementReady 2020 Fund	50,125,098	—	—	50,125,098

Putnam RetirementReady 2015 Fund	58,501,928	—	—	58,501,928

Putnam RetirementReady 2010 Fund	20,457,699	—	—	20,457,699

Putnam RetirementReady Maturity Fund	15,724,463	—	—	15,724,463

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/10 (Unaudited)

ASSETS	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$7,634,797	$15,177,610	$22,920,319	$33,105,410	$43,643,207

Interest receivable	—	—	—	—	1

Receivable for shares of
the fund sold	27,802	74,639	37,691	57,764	132,833

Receivable for investments sold	1,019	—	3,314	9,048	11,131

Receivable from Manager (Note 2)	3,080	4,822	7,224	10,055	13,175

Total assets	7,666,698	15,257,071	22,968,548	33,182,277	43,800,347

LIABILITIES

Payable for shares of the
fund repurchased	583,011	978,125	889,591	1,614,908	1,920,880

Payable for investments purchased	1,388	44,039	8,887	25,302	40,703

Payable for distribution fees (Note 2)	1,471	2,496	3,705	5,546	8,040

Payable for shareholder expense	2,176	1,731	2,543	3,100	4,044

Payable for audit expense	1,998	4,002	5,906	8,609	11,038

Payable for postage expense	615	491	718	882	1,141

Other accrued expenses	31	71	78	98	192

Total liabilities	590,690	1,030,955	911,428	1,658,445	1,986,038

Net assets	$7,076,008	$14,226,116	$22,057,120	$31,523,832	$41,814,309

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$13,197,315	$25,589,583	$37,197,160	$53,458,950	$70,500,659

Undistributed net investment
income (Distributions in excess of
net investment income) (Note 1)	(584,343)	(785,228)	(854,589)	(231,988)	485,997

Accumulated net realized loss on
investments (Note 1)	(5,714,915)	(11,342,475)	(15,851,823)	(25,451,682)	(34,678,067)

Net unrealized appreciation
of investments	177,951	764,236	1,566,372	3,748,552	5,505,720

Total — Representing net assets
applicable to capital outstanding	$7,076,008	$14,226,116	$22,057,120	$31,523,832	$41,814,309

(Continued on next page)

Statement of assets and liabilities 1/31/10 (Unaudited) cont.

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$5,098,624	$9,746,420	$14,010,815	$20,685,763	$29,508,845

Number of shares outstanding	446,287	765,471	1,023,429	1,482,132	2,083,395

Net asset value and
redemption price	$11.42	$12.73	$13.69	$13.96	$14.16

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$12.12	$13.51	$14.53	$14.81	$15.02

Computation of net asset value and offering price Class B
Net Assets	$128,449	$135,859	$251,153	$479,620	$761,239

Number of shares outstanding	11,306	11,406	19,435	36,651	55,983

Net asset value and offering price ** $11.36		$11.91	$12.92	$13.09	$13.60

Computation of net asset value and offering price Class C
Net Assets	$54,882	$18,471	$53,992	$151,153	$204,862

Number of shares outstanding	4,843	1,536	4,198	11,531	15,009

Net asset value and offering price **	$11.33	$12.02 ***	$12.86	$13.11	$13.65

Computation of net asset value, offering price and redemption price Class M
Net Assets	$49,586	$5,176	$15,678	$62,029	$624,460

Number of shares outstanding	4,362	413	1,201	4,676	45,883

Net asset value and redemption price	$11.37	$12.54 ***	$13.05	$13.26 ***	$13.61

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$11.78	$12.99	$13.52	$13.74	$14.10

Computation of net asset value, offering price and redemption price Class R
Net Assets	$355,864	$487,289	$847,633	$879,157	$822,490

Number of shares outstanding	31,414	37,430	60,401	64,993	60,683

Net asset value, offering price and
redemption value	$11.33	$13.02	$14.03	$13.53	$13.55

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$1,388,603	$3,832,901	$6,877,849	$9,266,110	$9,892,413

Number of shares outstanding	121,276	260,792	441,005	583,300	621,941

Net asset value, offering price and
redemption value	$11.45	$14.70	$15.60	$15.89	$15.91

Cost of investments (Note 1)	$7,456,846	$14,413,374	$21,353,947	$29,356,858	$38,137,487

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

*** Net asset value may not recalculate due to rounding of fractional shares.

Statement of assets and liabilities 1/31/10 (Unaudited) cont.

ASSETS	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$50,886,142	$50,125,098	$58,501,928	$20,457,699	$15,724,463

Interest receivable	2	1	5	2	1

Receivable for shares of the
fund sold	62,819	96,638	64,755	20,808	13,724

Receivable for investments sold	26,824	285	20,057	17,574	226

Receivable from Manager
(Note 2)	15,499	14,936	16,779	6,581	4,400

Total assets	50,991,286	50,236,958	58,603,524	20,502,664	15,742,814

LIABILITIES

Payable for shares of the
fund repurchased	2,547,001	1,515,319	1,304,661	1,103,849	955,199

Payable for investments
purchased	10,099	72,910	44,492	14,513	7,888

Payable for distribution fees
(Note 2)	9,307	9,954	12,291	4,126	2,828

Payable for shareholder expense	4,899	4,396	3,893	2,112	1,006

Payable for audit expense	12,841	12,574	14,776	5,575	3,950

Payable for postage expense	1,377	1,237	1,097	598	286

Other accrued expenses	68	60	55	30	15

Total liabilities	2,585,592	1,616,450	1,381,265	1,130,803	971,172

Net assets	$48,405,694	$48,620,508	$57,222,259	$19,371,861	$14,771,642

REPRESENTED BY

Paid-in-capital
(unlimited shares
authorized) (Notes 1 and 4)	$81,502,927	$82,388,039	$84,881,726	$30,833,574	$19,849,701

Undistributed net investment
income (Distributions in excess
of net investment income)
(Note 1)	1,012,723	1,185,467	1,042,879	(5,361)	(17,515)

Accumulated net realized loss
on investments (Note 1)	(39,379,505)	(39,755,063)	(33,147,401)	(12,475,564)	(5,344,353)

Net unrealized appreciation
of investments	5,269,549	4,802,065	4,445,055	1,019,212	283,809

Total — Representing net
assets applicable to
capital outstanding	$48,405,694	$48,620,508	$57,222,259	$19,371,861	$14,771,642

(Continued on next page)

Statement of assets and liabilities 1/31/10 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$35,808,912	$39,286,176	$49,547,538	$16,051,973	$11,634,519

Number of shares outstanding	2,320,924	2,626,272	3,134,770	1,087,546	742,942

Net asset value and
redemption price	$15.43	$14.96	$15.81	$14.76	$15.66

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$16.37	$15.87	$16.77	$15.66	$16.62

Computation of net asset value and offering price Class B
Net Assets	$913,162	$826,279	$538,891	$206,884	$43,199

Number of shares outstanding	62,581	56,869	34,904	14,365	2,754

Net asset value and offering price **	$14.59	$14.53	$15.44	$14.40	$15.68***

Computation of net asset value and offering price Class C
Net Assets	$227,059	$455,813	$602,726	$332,014	$75,762

Number of shares outstanding	15,507	31,274	39,119	23,310	4,820

Net asset value and offering price **	$14.64	$14.58 ***	$15.41	$14.24	$15.72

Computation of net asset value, offering price and redemption price Class M
Net Assets	$119,864	$220,079	$267,612	$90,685	$329,371

Number of shares outstanding	8,112	14,947	17,169	6,243	20,984

Net asset value and
redemption price	$14.78	$14.72	$15.59	$14.53	$15.70

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$15.32	$15.25	$16.16	$15.06	$16.27

Computation of net asset value, offering price and redemption price Class R
Net Assets	$1,218,150	$693,651	$1,319,052	$562,338	$105,694

Number of shares outstanding	83,486	47,719	85,718	39,153	6,749

Net asset value, offering price
and redemption value	$14.59	$14.54	$15.39	$14.36	$15.66

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$10,118,547	$7,138,510	$4,946,440	$2,127,967	$2,583,097

Number of shares outstanding	653,448	433,553	312,029	136,123	164,491

Net asset value, offering price
and redemption value	$15.48	$16.47	$15.85	$15.63	$15.70

Cost of investments (Note 1)	$45,616,593	$45,323,033	$54,056,873	$19,438,487	$15,440,654

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

*** Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations For the six months ended 1/31/10 (Unaudited)

INVESTMENT INCOME	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Income distributions from
underlying Putnam Fund shares	$448,445	$862,882	$1,184,278	$1,536,106	$1,679,762

EXPENSES (NOTE 2)	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Distribution fees — Class A (Note 2)	6,530	12,852	17,975	26,798	36,514

Distribution fees — Class B (Note 2)	716	740	1,214	2,294	3,810

Distribution fees — Class C (Note 2)	265	90	242	719	902

Distribution fees — Class M (Note 2)	182	20	61	235	2,462

Distribution fees — Class R (Note 2)	812	1,058	1,924	1,882	1,740

Audit fees	1,998	4,002	5,906	8,609	11,038

Reports to shareholder	2,832	2,192	3,294	3,909	5,143

Other fees	725	619	864	1,012	1,351

Fees waived and reimbursed by
Manager (Note 2)	(5,555)	(6,813)	(10,064)	(13,530)	(17,532)

Total expenses	8,505	14,760	21,416	31,928	45,428

Net investment income	439,940	848,122	1,162,862	1,504,178	1,634,334

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	862,858	1,643,337	2,372,510	3,227,807	4,407,229

Capital gain distribution from
underlying Putnam Fund shares	626,144	1,075,638	1,156,905	870,259	208,317

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(1,296,217)	(2,252,379)	(2,743,403)	(2,639,567)	(2,417,988)

Net gain on investments	192,785	466,596	786,012	1,458,499	2,197,558

Net increase in net assets
resulting from operations	$632,725	$1,314,718	$1,948,874	$2,962,677	$3,831,892

(Continued on next page)

Statement of operations For the six months ended 1/31/10 (Unaudited) cont.

INVESTMENT INCOME	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Income distributions from
underlying Putnam Fund shares	$1,697,508	$1,470,620	$1,515,399	$495,109	$355,314

EXPENSES (NOTE 2)	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Distribution fees — Class A (Note 2)	44,166	47,543	61,691	21,399	14,274

Distribution fees — Class B (Note 2)	4,305	3,870	2,762	933	219

Distribution fees — Class C (Note 2)	1,087	2,146	2,284	1,618	466

Distribution fees — Class M (Note 2)	478	897	1,080	243	1,422

Distribution fees — Class R (Note 2)	3,011	1,405	2,649	1,270	230

Audit fees	12,841	12,574	14,776	5,575	3,950

Reports to shareholder	6,389	5,717	5,002	2,675	1,303

Other fees	1,471	1,300	1,131	649	389

Fees waived and reimbursed by
Manager (Note 2)	(20,701)	(19,591)	(20,909)	(8,899)	(5,642)

Total expenses	53,047	55,861	70,466	25,463	16,611

Net investment income	1,644,461	1,414,759	1,444,933	469,646	338,703

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	6,213,253	5,653,790	6,143,952	2,632,414	2,508,413

Capital gain distribution from
underlying Putnam Fund shares	50,411	63,113	99,112	45,599	34,092

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(3,402,919)	(2,800,749)	(3,139,309)	(1,591,793)	(1,790,519)

Net gain on investments	2,860,745	2,916,154	3,103,755	1,086,220	751,986

Net increase in net assets
resulting from operations	$4,505,206	$4,330,913	$4,548,688	$1,555,866	$1,090,689

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

2050 Fund — TOTAL DECREASE IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$439,940	$53,621

Net realized gain (loss) on underlying Putnam Fund shares	1,489,002	(5,681,636)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(1,296,217)	3,275,905

Net increase (decrease) in net assets resulting from operations	632,725	(2,352,110)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(688,626)	(83,861)

Class B	(17,995)	(897)

Class C	(7,290)	(262)

Class M	(6,810)	(355)

Class R	(48,127)	(2,275)

Class Y	(290,816)	(58,367)

From net realized long-term gain on investments
Class A	—	(198,202)

Class B	—	(4,258)

Class C	—	(1,113)

Class M	—	(1,212)

Class R	—	(5,843)

Class Y	—	(115,779)

Redemption fees (Note 1)	—	—

Decrease from capital share transactions (Note 4)	(39,231)	(522,010)

Total decrease in net assets	(466,170)	(3,346,544)

NET ASSETS

Beginning of period	7,542,178	10,888,722

End of period	$7,076,008	$7,542,178

Distributions in excess of net investment income and
undistributed net investment income, respectively, end of period	$(584,343)	$35,381

* Unaudited

Statement of changes in net assets cont.

2045 Fund — TOTAL DECREASE IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$848,122	$116,463

Net realized gain (loss) on underlying Putnam Fund shares	2,718,975	(11,280,974)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(2,252,379)	6,760,492

Net increase (decrease) in net assets resulting from operations	1,314,718	(4,404,019)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,155,763)	(5,593)

Class B	(17,327)	—

Class C	(2,181)	—

Class M	(609)	—

Class R	(51,002)	—

Class Y	(518,684)	(21,436)

From net realized long-term gain on investments
Class A	—	(495,612)

Class B	—	(6,701)

Class C	—	(912)

Class M	—	(288)

Class R	—	(20,110)

Class Y	—	(305,501)

Redemption fees (Note 1)	10	30

Decrease from capital share transactions (Note 4)	(308,290)	(1,836,225)

Total decrease in net assets	(739,128)	(7,096,367)

NET ASSETS

Beginning of period	14,965,244	22,061,611

End of period	$14,226,116	$14,965,244

Distributions in excess of net investment income and
undistributed net investment income, respectively, end of period	$(785,228)	$112,216

* Unaudited

Statement of changes in net assets cont.

2040 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$1,162,862	$205,715

Net realized gain (loss) on underlying Putnam Fund shares	3,529,415	(15,932,492)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(2,743,403)	9,593,489

Net increase (decrease) in net assets resulting from operations	1,948,874	(6,133,288)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,394,072)	(36,540)

Class B	(24,654)	—

Class C	(5,411)	—

Class M	(1,603)	—

Class R	(77,668)	(428)

Class Y	(713,145)	(49,998)

From net realized long-term gain on investments
Class A	—	(487,425)

Class B	—	(10,924)

Class C	—	(821)

Class M	—	(340)

Class R	—	(18,313)

Class Y	—	(320,251)

Redemption fees (Note 1)	11	163

Increase (decrease) from capital share transactions (Note 4)	526,020	(2,855,146)

Total increase (decrease) in net assets	258,352	(9,913,311)

NET ASSETS

Beginning of period	21,798,768	31,712,079

End of period	$22,057,120	$21,798,768

Distributions in excess of net investment income and
undistributed net investment income, respectively, end of period	$(854,589)	$199,102

* Unaudited

Statement of changes in net assets cont.

2035 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$1,504,178	$391,127

Net realized gain (loss) on underlying Putnam Fund shares	4,098,066	(24,879,506)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(2,639,567)	14,974,253

Net increase (decrease) in net assets resulting from operations	2,962,677	(9,514,126)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,355,413)	(93,903)

Class B	(30,397)	—

Class C	(9,388)	—

Class M	(3,952)	(112)

Class R	(53,146)	(2,244)

Class Y	(661,625)	(115,721)

From net realized long-term gain on investments
Class A	—	(728,126)

Class B	—	(15,726)

Class C	—	(3,901)

Class M	—	(2,699)

Class R	—	(21,689)

Class Y	—	(550,153)

Redemption fees (Note 1)	—	271

Decrease from capital share transactions (Note 4)	(826,541)	(6,530,661)

Total increase (decrease) in net assets	22,215	(17,578,790)

NET ASSETS

Beginning of period	31,501,617	49,080,407

End of period	$31,523,832	$31,501,617

Distributions in excess of net investment income and
undistributed net investment income, respectively, end of period	$(231,988)	$377,755

* Unaudited

Statement of changes in net assets cont.

2030 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$1,634,334	$634,506

Net realized gain (loss) on underlying Putnam Fund shares	4,615,546	(33,170,681)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(2,417,988)	19,487,382

Net increase (decrease) in net assets resulting from operations	3,831,892	(13,048,793)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,192,343)	(230,100)

Class B	(29,195)	(44)

Class C	(7,151)	(26)

Class M	(25,007)	(1,726)

Class R	(30,249)	(5,012)

Class Y	(477,445)	(235,881)

From net realized long—term gain on investments
Class A	—	(1,224,943)

Class B	—	(26,462)

Class C	—	(4,360)

Class M	—	(26,933)

Class R	—	(32,059)

Class Y	—	(922,125)

Redemption fees (Note 1)	6	885

Increase (decrease) from capital share transactions (Note 4)	86,843	(11,502,109)

Total increase (decrease) in net assets	2,157,351	(27,259,688)

NET ASSETS

Beginning of period	39,656,958	66,916,646

End of period	$41,814,309	$39,656,958

Undistributed net investment income, end of period	$485,997	$613,053

* Unaudited

56

Statement of changes in net assets cont.

2025 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$1,644,461	$1,122,307

Net realized gain (loss) on underlying Putnam Fund shares	6,263,664	(38,395,487)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(3,402,919)	21,802,873

Net increase (decrease) in net assets resulting from operations	4,505,206	(15,470,307)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,173,037)	(364,668)

Class B	(25,261)	(1,681)

Class C	(6,633)	(248)

Class M	(4,651)	—

Class R	(41,632)	(8,951)

Class Y	(468,166)	(386,188)

From net realized long-term gain on investments
Class A	—	(1,062,224)

Class B	—	(25,256)

Class C	—	(4,250)

Class M	—	(2,514)

Class R	—	(27,963)

Class Y	—	(875,141)

Redemption fees (Note 1)	—	43

Decrease from capital share transactions (Note 4)	(1,094,275)	(17,536,726)

Total increase (decrease) in net assets	1,691,551	(35,766,074)

NET ASSETS

Beginning of period	46,714,143	82,480,217

End of period	$48,405,694	$46,714,143

Undistributed net investment income, end of period	$1,012,723	$1,087,642

* Unaudited

Statement of changes in net assets cont.

2020 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$1,414,759	$1,913,764

Net realized gain (loss) on underlying Putnam Fund shares	5,716,903	(38,188,505)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(2,800,749)	20,222,228

Net increase (decrease) in net assets resulting from operations	4,330,913	(16,052,513)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,637,890)	(662,067)

Class B	(30,097)	(4,878)

Class C	(17,586)	(1,451)

Class M	(9,130)	(1,401)

Class R	(25,305)	(10,582)

Class Y	(401,107)	(475,196)

From net realized long-term gain on investments
Class A	—	(648,863)

Class B	—	(10,586)

Class C	—	(2,820)

Class M	—	(5,736)

Class R	—	(11,065)

Class Y	—	(392,479)

Redemption fees (Note 1)	—	380

Increase (decrease) from capital share transactions (Note 4)	360,598	(26,633,851)

Total increase (decrease) in net assets	2,570,396	(44,913,108)

NET ASSETS

Beginning of period	46,050,112	90,963,220

End of period	$48,620,508	$46,050,112

Undistributed net investment income, end of period	$1,185,467	$1,891,823

* Unaudited

Statement of changes in net assets cont

2015 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$1,444,933	$2,886,713

Net realized gain (loss) on underlying Putnam Fund shares	6,243,064	(34,631,077)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(3,139,309)	18,326,557

Net increase (decrease) in net assets resulting from operations	4,548,688	(13,417,807)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(2,171,818)	(1,588,656)

Class B	(20,911)	(9,677)

Class C	(18,779)	(6,214)

Class M	(10,089)	(4,557)

Class R	(57,709)	(13,161)

Class Y	(292,539)	(742,384)

From net realized long-term gain on investments
Class A	—	(680,244)

Class B	—	(6,149)

Class C	—	(3,481)

Class M	—	(2,682)

Class R	—	(5,735)

Class Y	—	(290,577)

Redemption fees (Note 1)	56	1,100

Increase (decrease) from capital share transactions (Note 4)	290,988	(20,269,484)

Total increase (decrease) in net assets	2,267,887	(37,039,708)

NET ASSETS

Beginning of period	54,954,372	91,994,080

End of period	$57,222,259	$54,954,372

Undistributed net investment income, end of period	$1,042,879	$2,169,791

* Unaudited

Statement of changes in net assets cont.

2010 Fund — TOTAL DECREASE IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$469,646	$1,536,539

Net realized gain (loss) on underlying Putnam Fund shares	2,678,013	(13,071,890)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(1,591,793)	5,845,321

Net increase (decrease) in net assets resulting from operations	1,555,866	(5,690,030)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(782,187)	(1,103,931)

Class B	(9,181)	(10,286)

Class C	(14,481)	(19,029)

Class M	(1,957)	(25,060)

Class R	(27,965)	(19,551)

Class Y	(184,438)	(767,105)

Redemption fees (Note 1)	5	496

Decrease from capital share transactions (Note 4)	(2,351,670)	(13,130,902)

Total decrease in net assets	(1,816,008)	(20,765,398)

NET ASSETS

Beginning of period	21,187,869	41,953,267

End of period	$19,371,861	$21,187,869

Distributions in excess of net investment income and
undistributed net investment income, respectively, end of period	$(5,361)	$545,202

* Unaudited

Statement of changes in net assets cont.

Maturity Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/10 *	Year ended 7/31/09

Operations:
Net investment income	$338,703	$1,044,502

Net realized gain (loss) on underlying Putnam Fund shares	2,542,505	(6,814,433)

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	(1,790,519)	3,590,995

Net increase (decrease) in net assets resulting from operations	1,090,689	(2,178,936)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(263,482)	(684,854)

Class B	(839)	(2,298)

Class C	(1,583)	(8,936)

Class M	(7,285)	(34,269)

Class R	(2,063)	(8,841)

Class Y	(84,525)	(307,390)

Redemption fees (Note 1)	1,272	2,056

Decrease from capital share transactions (Note 4)	(652,099)	(3,665,488)

Total increase (decrease) in net assets	80,085	(6,888,956)

NET ASSETS

Beginning of period	14,691,557	21,580,513

End of period	$14,771,642	$14,691,557

Distributions in excess of net investment income and
undistributed net investment income, respectively, end of period	$(17,515)	$3,559

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%) d	turnover (%)

Putnam RetirementReady 2050 Fund

Class A
January 31, 2010 **	$12.19	.72	.38	1.10	(1.87)	—	(1.87)	— e	$11.42	8.39 *	$5,099	.13 *	5.56 *	52.39 *
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— e	12.19	(18.34)	5,110.35		.64	170.52
July 31, 2008	21.18	.21	(2.85)	(2.64)	(.51)	(2.20)	(2.71)	—	15.83	(14.25)	7,132.35		1.13	151.28
July 31, 2007	18.79	.17	2.89	3.06	(.33)	(.34)	(.67)	— e	21.18	16.35	10,042.34		.81	67.99
July 31, 2006	18.10	.16f	1.11	1.27	(.27)	(.31)	(.58)	— e	18.79	7.07	2,852.35		.86f	96.90
July 31, 2005 ****	16.65	—	1.45	1.45	—	—	—	—	18.10	8.72 *	274	.09 *	(.02) *	24.76 *

Class B
January 31, 2010 **	$12.09	.66	.39	1.05	(1.78)	—	(1.78)	— e	$11.36	8.08 *	$128	.50 *	5.19 *	52.39 *
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— e	12.09	(19.00)	137	1.10	(.19)	170.52
July 31, 2008	21.02	.06	(2.83)	(2.77)	(.36)	(2.20)	(2.56)	—	15.69	(14.91)	119	1.10	.31	151.28
July 31, 2007	18.71	.02	2.86	2.88	(.23)	(.34)	(.57)	— e	21.02	15.50	143	1.09	.12	67.99
July 31, 2006	18.07	.08 f	1.04	1.12	(.17)	(.31)	(.48)	— e	18.71	6.26	45	1.10	.43 f	96.90
July 31, 2005 ****	16.65	(.03)	1.45	1.42	—	—	—	—	18.07	8.50 *	31	.28 *	(.16) *	24.76*

Class C
January 31, 2010 **	$12.08	.69	.36	1.05	(1.80)	—	(1.80)	— e	$11.33	8.08 *	$55	.50 *	5.45 *	52.39 *
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— e	12.08	(19.01)	46	1.10	(.29)	170.52
July 31, 2008	21.12	.05	(2.81)	(2.76)	(.46)	(2.20)	(2.66)	—	15.70	(14.90)	34	1.10	.29	151.28
July 31, 2007	18.72	(.10)	2.98	2.88	(.14)	(.34)	(.48)	— e	21.12	15.49	16	1.09	(.44)	67.99
July 31, 2006	18.07	.24 f	.89	1.13	(.17)	(.31)	(.48)	— e	18.72	6.29	1	1.10	1.31 f	96.90
July 31, 2005 ****	16.65	(.03)	1.45	1.42	—	—	—	—	18.07	8.50 *	4	.28 *	(.16) *	24.76*

Class M
January 31, 2010 **	$12.12	.72	.35	1.07	(1.82)	—	(1.82)	— e	$11.37	8.24 *	$50	.38 *	5.65 *	52.39 *
July 31, 2009	15.74	— e	(3.05)	(3.05)	(.13)	(.44)	(.57)	— e	12.12	(18.78)	43.85		(.01)	170.52
July 31, 2008	21.12	.10	(2.83)	(2.73)	(.45)	(2.20)	(2.65)	—	15.74	(14.69)	36.85		.54	151.28
July 31, 2007	18.74	(.02)	2.96	2.94	(.22)	(.34)	(.56)	— e	21.12	15.74	29.84		(.11)	67.99
July 31, 2006	18.08	.15 f	1.02	1.17	(.20)	(.31)	(.51)	— e	18.74	6.52	3.85		.78 f	96.90
July 31, 2005 ****	16.65	(.02)	1.45	1.43	—	—	—	—	18.08	8.56*	3	.22 *	(.09) *	24.76*

Class R
January 31, 2010 **	$12.10	.75	.34	1.09	(1.86)	—	(1.86)	— e	$11.33	8.35 *	$356	.25 *	5.92 *	52.39 *
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— e	12.10	(18.58)	256.60		.18	170.52
July 31, 2008	21.12	.13	(2.81)	(2.68)	(.50)	(2.20)	(2.70)	—	15.74	(14.47)	150.60		.73	151.28
July 31, 2007	18.77	.08	2.92	3.00	(.31)	(.34)	(.65)	— e	21.12	16.08	66.59		.38	67.99
July 31, 2006	18.09	.07 f	1.14	1.21	(.22)	(.31)	(.53)	— e	18.77	6.75	10.60		.40 f	96.90
July 31, 2005 ****	16.65	(.01)	1.45	1.44	—	—	—	—	18.09	8.64 *	1	.15 *	(.04) *	24.76*

Class Y
January 31, 2010 **	$12.22	.76	.37	1.13	(1.90)	—	(1.90)	— e	$11.45	8.64 *	$1,389	— *	5.86*	52.39 *
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— e	12.22	(18.20)	1,951.10		.95	170.52
July 31, 2008	21.26	.24	(2.85)	(2.61)	(.56)	(2.20)	(2.76)	—	15.89	(14.04)	3,417.10		1.26	151.28
July 31, 2007	18.84	.19	2.92	3.11	(.35)	(.34)	(.69)	— e	21.26	16.65	5,128.09		.90	67.99
July 31, 2006	18.11	.21 f	1.11	1.32	(.28)	(.31)	(.59)	— e	18.84	7.34	1,047.10		1.09 f	96.90
July 31, 2005 ****	16.65	.01	1.45	1.46	—	—	—	—	18.11	8.76*	134	.03 *	.05 *	24.76*

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

62	63

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end	of at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%) d	turnover (%)

Putnam RetirementReady 2045 Fund

Class A
January 31, 2010 **	$13.23	.75	.46	1.21	(1.71)	—	(1.71)	— e	$12.73	8.66 *	$9,746	.13 *	5.31 *	48.09 *
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— e	13.23	(17.96)	10,108.35		.73	157.65
July 31, 2008	26.39	.26	(3.04)	(2.78)	(.93)	(5.58)	(6.51)	— e	17.10	(13.88)	14,332.34		1.21	133.74
July 31, 2007	24.07	.25	3.64	3.89	(.44)	(1.13)	(1.57)	— e	26.39	16.36	22,590.33		.93	78.06
July 31, 2006	23.56	.28 f	1.47	1.75	(.40)	(.84)	(1.24)	— e	24.07	7.50	15,085.35		1.14 f	55.76
July 31, 2005 ***	21.12	.09	2.54	2.63	(.19)	—	(.19)	—	23.56	12.51 *	8,136	.26 *	.41 *	42.17 *

Class B
January 31, 2010 **	$12.45	.66	.43	1.09	(1.63)	—	(1.63)	— e	$11.91	8.20 *	$136	.50 *	5.02 *	48.09 *
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— e	12.45	(18.53)	138	1.10	(.14)	157.65
July 31, 2008	25.42	.09	(2.89)	(2.80)	(.79)	(5.58)	(6.37)	— e	16.25	(14.52)	158	1.09	.45	133.74
July 31, 2007	23.30	.04	3.53	3.57	(.32)	(1.13)	(1.45)	— e	25.42	15.49	158	1.08	.16	78.06
July 31, 2006	22.92	— f	1.52	1.52	(.30)	(.84)	(1.14)	— e	23.30	6.71	81	1.10	(.01) f	55.76
July 31, 2005 ***	20.65	(.08)	2.52	2.44	(.17)	—	(.17)	—	22.92	11.87 *	17	.82 *	(.37) *	42.17 *

Class C
January 31, 2010 **	$12.56	.69	.41	1.10	(1.64)	—	(1.64)	— e	$12.02	8.22 *	$18	.50 *	5.16 *	48.09 *
July 31, 2009	16.39	— e	(3.15)	(3.15)	—	(.68)	(.68)	— e	12.56	(18.55)	13	1.10	.01	157.65
July 31, 2008	25.59	.08	(2.90)	(2.82)	(.80)	(5.58)	(6.38)	— e	16.39	(14.52)	20	1.09	.40	133.74
July 31, 2007	23.40	.03	3.55	3.58	(.26)	(1.13)	(1.39)	— e	25.59	15.48	17	1.08	.12	78.06
July 31, 2006	22.92	.11 f	1.42	1.53	(.21)	(.84)	(1.05)	— e	23.40	6.70	9	1.10	.46 f	55.76
July 31, 2005 ***	20.65	(.09)	2.53	2.44	(.17)	—	(.17)	—	22.92	11.89 *	10	.82 *	(.39) *	42.17 *

Class M
January 31, 2010 **	$13.03	.73	.43	1.16	(1.65)	—	(1.65)	— e	$12.54	8.39 *	$5	.38 *	5.26 *	48.09 *
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— e	13.03	(18.37)	5.85		.18	157.65
July 31, 2008	25.71	.02	(2.88)	(2.86)	(.35)	(5.58)	(5.93)	.01	16.93	(14.29)	7.84		.13	133.74
July 31, 2007	23.44	.14	3.52	3.66	(.26)	(1.13)	(1.39)	— e	25.71	15.79	1.83		.54	78.06
July 31, 2006	22.96	.17 f	1.42	1.59	(.27)	(.84)	(1.11)	— e	23.44	6.97	8.85		.72 f	55.76
July 31, 2005 ***	20.65	(.02)	2.51	2.49	(.18)	—	(.18)	—	22.96	12.09 *	9	.64 *	(.09) *	42.17 *

Class R
January 31, 2010 **	$13.49	.81	.40	1.21	(1.68)	—	(1.68)	— e	$13.02	8.50 *	$487	.25 *	5.65 *	48.09 *
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— e	13.49	(18.14)	335.60		.37	157.65
July 31, 2008	26.84	.17	(3.06)	(2.89)	(.93)	(5.58)	(6.51)	—	17.44	(14.08)	364.59		.82	133.74
July 31, 2007	24.53	.14	3.76	3.90	(.46)	(1.13)	(1.59)	— e	26.84	16.09	193.58		.52	78.06
July 31, 2006 1	24.04	(.02) f	.51	.49	—	—	—	— e	24.53	2.04 *	19	.36 *	(.09) *f	55.76
December 19 , 2005 2	23.00	.49	.55	1.04	—	—	—	—	24.04	4.55 *	—	.23 *	2.12 *	36.08 *
July 31, 2005 ***	20.65	.10	2.44	2.54	(.19)	—	(.19)	—	23.00	12.33 *	1	.45 *	.45 *	42.17 *

Class Y
January 31, 2010 **	$15.05	.91	.49	1.40	(1.75)	—	(1.75)	— e	$14.70	8.83 *	$3,833	— *	5.68 *	48.09 *
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— e	15.05	(17.77)	4,366.10		.92	157.65
July 31, 2008	28.99	.31	(3.38)	(3.07)	(1.01)	(5.58)	(6.59)	— e	19.33	(13.66)	7,181.09		1.29	133.74
July 31, 2007	26.29	.36	3.96	4.32	(.49)	(1.13)	(1.62)	— e	28.99	16.66	12,015.08		1.25	78.06
July 31, 2006	25.60	.36 f	1.61	1.97	(.44)	(.84)	(1.28)	— e	26.29	7.77	10,378.10		1.37 f	36.08
July 31, 2005 ***	22.90	.15	2.75	2.90	(.20)	—	(.20)	—	25.60	12.72 *	7,926	.07 *	.63 *	42.17 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

64	65

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%) d	turnover (%)

Putnam RetirementReady 2040 Fund

Class A
January 31, 2010 **	$13.92	.74	.56	1.30	(1.53)	—	(1.53)	— e	$13.69	8.94 *	$14,011	.13 *	4.96 *	46.29 *
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— e	13.92	(17.02)	13,919.35		.93	158.05
July 31, 2008	26.10	.31	(3.06)	(2.75)	(.93)	(4.92)	(5.85)	— e	17.50	(13.48)	20,919.34		1.44	133.96
July 31, 2007	24.01	.29	3.45	3.74	(.46)	(1.19)	(1.65)	— e	26.10	15.77	30,802.33		1.11	60.17
July 31, 2006	23.58	.30 f	1.42	1.72	(.39)	(.90)	(1.29)	— e	24.01	7.38	21,829.35		1.24 f	54.52
July 31, 2005 ***	21.15	.11	2.49	2.60	(.17)	—	(.17)	— e	23.58	12.37 *	12,230	.26 *	.48 *	39.79 *

Class B
January 31, 2010 **	$13.17	.63	.55	1.18	(1.43)	—	(1.43)	— e	$12.92	8.53 *	$251	.50 *	4.54 *	46.29 *
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— e	13.17	(17.66)	226	1.10	.09	158.05
July 31, 2008	25.12	.10	(2.88)	(2.78)	(.75)	(4.92)	(5.67)	— e	16.67	(14.12)	338	1.09	.50	133.96
July 31, 2007	23.25	.08	3.35	3.43	(.37)	(1.19)	(1.56)	— e	25.12	14.91	278	1.08	.30	60.17
July 31, 2006	22.92	.05 f	1.45	1.50	(.27)	(.90)	(1.17)	— e	23.25	6.58	127	1.10	.22 f	54.52
July 31, 2005 ***	20.65	(.08)	2.50	2.42	(.15)	—	(.15)	— e	22.92	11.75 *	37	.82 *	(.38) *	39.79 *

Class C
January 31, 2010 **	$13.16	.69	.48	1.17	(1.47)	—	(1.47)	— e	$12.86	8.49 *	$54	.50 *	4.94 *	46.29 *
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— e	13.16	(17.62)	38	1.10	(.14)	158.05
July 31, 2008	25.20	.11	(2.88)	(2.77)	(.86)	(4.92)	(5.78)	— e	16.65	(14.11)	30	1.09	.57	133.96
July 31, 2007	23.31	.01	3.42	3.43	(.35)	(1.19)	(1.54)	— e	25.20	14.92	18	1.08	.05	60.17
July 31, 2006	22.92	.11 f	1.39	1.50	(.21)	(.90)	(1.11)	— e	23.31	6.60	2	1.10	.46 f	54.52
July 31, 2005 ***	20.65	.02	2.40	2.42	(.15)	—	(.15)	— e	22.92	11.77 *	1	.82 *	.09 *	39.79 *

Class M
January 31, 2010 **	$13.32	.66	.55	1.21	(1.48)	—	(1.48)	— e	$13.05	8.65 *	$16	.38 *	4.64 *	46.29 *
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— e	13.32	(17.46)	15.85		.13	158.05
July 31, 2008	25.24	.18	(2.92)	(2.74)	(.76)	(4.92)	(5.68)	— e	16.82	(13.90)	9.84		.88	133.96
July 31, 2007	23.32	.19	3.31	3.50	(.39)	(1.19)	(1.58)	— e	25.24	15.19	14.83		.76	60.17
July 31, 2006	22.94	.15 f	1.41	1.56	(.28)	(.90)	(1.18)	— e	23.32	6.85	23.85		.64 f	54.52
July 31, 2005 ***	20.65	.02	2.44	2.46	(.17)	—	(.17)	— e	22.94	11.96 *	11	.64 *	.11 *	39.79 *

Class R
January 31, 2010 **	$14.23	.78	.53	1.31	(1.51)	—	(1.51)	— e	$14.03	8.78 *	$848	.25 *	5.13 *	46.29 *
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— e	14.23	(17.25)	622.60		.46	158.05
July 31, 2008	26.61	.20	(3.06)	(2.86)	(.94)	(4.92)	(5.86)	— e	17.89	(13.68)	499.59		.98	133.96
July 31, 2007	24.50	.20	3.55	3.75	(.45)	(1.19)	(1.64)	— e	26.61	15.49	158.58		.75	60.17
July 31, 2006 (1)	24.01	.01 f	.48	.49	—	—	—	— e	24.50	2.01 *	46	.36 *	.05 *f	54.52
December 19 , 2005 (2)	22.99	.49	.53	1.02	—	—	—	—	24.01	4.45 *	—	.23 *	2.10 *	39.73 *
July 31, 2005 ***	20.65	.10	2.41	2.51	(.17)	—	(.17)	— e	22.99	12.20 *	1	.45 *	.47 *	39.79 *

Class Y
January 31, 2010 **	$15.68	.87	.62	1.49	(1.57)	—	(1.57)	— e	$15.60	9.11 *	$6,878	— *	5.22 *	46.29 *
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— e	15.68	(16.83)	6,979.10		1.05	158.05
July 31, 2008	28.57	.36	(3.38)	(3.02)	(1.00)	(4.92)	(5.92)	— e	19.63	(13.26)	9,917.09		1.50	133.96
July 31, 2007	26.13	.40	3.74	4.14	(.51)	(1.19)	(1.70)	— e	28.57	16.06	16,298.08		1.39	60.17
July 31, 2006	25.53	.38 f	1.56	1.94	(.44)	(.90)	(1.34)	— e	26.13	7.66	12,548.10		1.46 f	54.52
July 31, 2005 ***	22.85	.17	2.69	2.86	(.18)	—	(.18)	— e	25.53	12.58 *	8,983	.07 *	.68 *	39.79 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

66	67

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%) d	turnover (%)

Putnam RetirementReady 2035 Fund

Class A
January 31, 2010 **	$13.62	.64	.67	1.31	(.97)	—	(.97)	— e	$13.96	9.34 *	$20,686	.13 *	4.39 *	42.33 *
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— e	13.62	(16.22)	20,418.35		1.12	152.61
July 31, 2008	25.13	.34	(2.84)	(2.50)	(.94)	(4.67)	(5.61)	— e	17.02	(12.79)	29,945.34		1.65	126.79
July 31, 2007	23.42	.33	3.17	3.50	(.49)	(1.30)	(1.79)	— e	25.13	15.18	43,169.33		1.30	58.16
July 31, 2006	23.14	.33 f	1.25	1.58	(.42)	(.88)	(1.30)	— e	23.42	6.87	31,513.35		1.41 f	51.70
July 31, 2005 ***	20.85	.13	2.31	2.44	(.15)	—	(.15)	—	23.14	11.76 *	21,274	.26 *	.58 *	36.45 *

Class B
January 31, 2010 **	$12.80	.58	.60	1.18	(.89)	—	(.89)	— e	$13.09	8.94 *	$480	.50 *	4.20 *	42.33 *
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— e	12.80	(16.85)	397	1.10	.23	152.61
July 31, 2008	24.06	.16	(2.69)	(2.53)	(.79)	(4.67)	(5.46)	— e	16.07	(13.46)	486	1.09	.85	126.79
July 31, 2007	22.54	.13	3.05	3.18	(.36)	(1.30)	(1.66)	— e	24.06	14.32	510	1.08	.55	58.16
July 31, 2006	22.43	.13 f	1.22	1.35	(.36)	(.88)	(1.24)	— e	22.54	6.08	308	1.10	.55 f	51.70
July 31, 2005 ***	20.31	(.03)	2.30	2.27	(.15)	—	(.15)	—	22.43	11.15 *	67	.82 *	(.13) *	36.45 *

Class C
January 31, 2010 **	$12.83	.57	.60	1.17	(.89)	—	(.89)	— e	$13.11	8.87 *	$151	.50 *	4.17 *	42.33 *
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— e	12.83	(16.81)	126	1.10	.08	152.61
July 31, 2008	24.12	.15	(2.68)	(2.53)	(.82)	(4.67)	(5.49)	— e	16.10	(13.45)	108	1.09	.78	126.79
July 31, 2007	22.69	.14	3.06	3.20	(.47)	(1.30)	(1.77)	— e	24.12	14.31	83	1.08	.58	58.16
July 31, 2006	22.45	.06 f	1.30	1.36	(.24)	(.88)	(1.12)	— e	22.69	6.13	7	1.10	.26 f	51.70
July 31, 2005 ***	20.31	.03	2.24	2.27	(.13)	—	(.13)	—	22.45	11.15 *	1	.82 *	.15 *	36.45 *

Class M
January 31, 2010 **	$12.97	.58	.61	1.19	(.90)	—	(.90)	— e	$13.26	8.95 *	$62	.38 *	4.15 *	42.33 *
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— e	12.97	(16.60)	58.85		.63	152.61
July 31, 2008	24.26	.21	(2.72)	(2.51)	(.83)	(4.67)	(5.50)	— e	16.25	(13.23)	53.84		1.08	126.79
July 31, 2007	22.68	.18	3.09	3.27	(.39)	(1.30)	(1.69)	— e	24.26	14.60	63.83		.74	58.16
July 31, 2006	22.47	.19 f	1.22	1.41	(.32)	(.88)	(1.20)	— e	22.68	6.35	37.85		.82 f	51.70
July 31, 2005 ***	20.31	—	2.31	2.31	(.15)	—	(.15)	—	22.47	11.35 *	20	.64 *	(.02) *	36.45 *

Class R
January 31, 2010 **	$13.22	.66	.59	1.25	(.94)	—	(.94)	— e	$13.53	9.22 *	$879	.25 *	4.67 *	42.33 *
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— e	13.22	(16.45)	636.60		.61	152.61
July 31, 2008	24.66	.25	(2.74)	(2.49)	(.93)	(4.67)	(5.60)	— e	16.57	(13.01)	500.59		1.28	126.79
July 31, 2007	23.08	.21	3.17	3.38	(.50)	(1.30)	(1.80)	— e	24.66	14.89	302.58		.83	58.16
July 31, 2006	22.51	.22 f	1.23	1.45	—	(.88)	(.88)	— e	23.08	6.48	25.60		.96 f	51.70
July 31, 2005 ***	20.31	.12	2.23	2.35	(.15)	—	(.15)	—	22.51	11.58 *	1	.45 *	.52 *	36.45 *

Class Y
January 31, 2010 **	$15.40	.77	.72	1.49	(1.00)	—	(1.00)	— e	$15.89	9.45 *	$9,266	— *	4.66 *	42.33 *
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— e	15.40	(15.98)	9,867.10		1.37	152.61
July 31, 2008	27.59	.41	(3.18)	(2.77)	(1.01)	(4.67)	(5.68)	— e	19.14	(12.61)	17,989.09		1.77	126.79
July 31, 2007	25.53	.43	3.47	3.90	(.54)	(1.30)	(1.84)	— e	27.59	15.47	29,456.08		1.57	58.16
July 31, 2006	25.10	.42 f	1.35	1.77	(.46)	(.88)	(1.34)	— e	25.53	7.16	26,650.10		1.63 f	51.70
July 31, 2005 ***	22.56	.19	2.51	2.70	(.16)	—	(.16)	—	25.10	11.96 *	20,730	.07 *	.77 *	36.45 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

68	69

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%) d	turnover (%)

Putnam RetirementReady 2030 Fund

Class A
January 31, 2010 **	$13.46	.54	.76	1.30	(.60)	—	(.60)	— e	$14.16	9.56*	$29,509	.13 *	3.73 *	46.00 *
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— e	13.46	(15.08)	27,113.35		1.33	147.83
July 31, 2008	24.69	.39	(2.70)	(2.31)	(.94)	(4.59)	(5.53)	— e	16.85	(12.03)	38,938.34		1.93	122.17
July 31, 2007	23.13	.37	2.95	3.32	(.51)	(1.25)	(1.76)	— e	24.69	14.57	55,378.32		1.50	65.00
July 31, 2006	22.86	.37 f	1.12	1.49	(.43)	(.79)	(1.22)	— e	23.13	6.57	46,153.35		1.57 f	48.81
July 31, 2005 ***	20.70	.15	2.15	2.30	(.14)	—	(.14)	—	22.86	11.14 *	32,720	.26*	.66*	34.59 *

Class B
January 31, 2010 **	$12.92	.49	.71	1.20	(.52)	—	(.52)	— e	$13.60	9.20 *	$761	.50 *	3.50 *	46.00 *
July 31, 2009	16.17	.05	(2.70)	(2.65)	— e	(.60)	(.60)	— e	12.92	(15.74)	642	1.10	.38	147.83
July 31, 2008	23.91	.20	(2.57)	(2.37)	(.78)	(4.59)	(5.37)	— e	16.17	(12.70)	687	1.09	1.07	122.17
July 31, 2007	22.50	.18	2.85	3.03	(.37)	(1.25)	(1.62)	— e	23.91	13.70	609	1.07	.74	65.00
July 31, 2006	22.33	.20 f	1.09	1.29	(.33)	(.79)	(1.12)	— e	22.50	5.77	302	1.10	.86f	48.81
July 31, 2005 ***	20.31	(.04)	2.18	2.14	(.12)	—	(.12)	—	22.33	10.54 *	225	.82 *	(.20) *	34.59 *

Class C
January 31, 2010 **	$12.97	.49	.73	1.22	(.54)	—	(.54)	— e	$13.65	9.25 *	$205	.50 *	3.52 *	46.00 *
July 31, 2009	16.24	.03	(2.70)	(2.67)	— e	(.60)	(.60)	— e	12.97	(15.78)	144	1.10	.25	147.83
July 31, 2008	24.03	.20	(2.59)	(2.39)	(.81)	(4.59)	(5.40)	— e	16.24	(12.72)	118	1.09	1.03	122.17
July 31, 2007	22.45	.11	2.93	3.04	(.21)	(1.25)	(1.46)	— e	24.03	13.71	90	1.07	.45	65.00
July 31, 2006	22.33	.21 f	1.07	1.28	(.37)	(.79)	(1.16)	— e	22.45	5.77	43	1.10	.95 f	48.81
July 31, 2005 ***	20.31	(.02)	2.16	2.14	(.12)	—	(.12)	—	22.33	10.52 *	22	.82 *	(.10) *	34.59 *

Class M
January 31, 2010 **	$12.93	.48	.74	1.22	(.54)	—	(.54)	— e	$13.61	9.33 *	$624	.38 *	3.46 *	46.00 *
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— e	12.93	(15.53)	612.85		.69	147.83
July 31, 2008	23.95	.27	(2.60)	(2.33)	(.83)	(4.59)	(5.42)	— e	16.20	(12.49)	691.84		1.38	122.17
July 31, 2007	22.55	.25	2.86	3.11	(.46)	(1.25)	(1.71)	— e	23.95	13.99	776.82		1.04	65.00
July 31, 2006	22.36	.12 f	1.21	1.33	(.35)	(.79)	(1.14)	— e	22.55	6.03	604.85		.54 f	48.81
July 31, 2005 ***	20.31	.01	2.17	2.18	(.13)	—	(.13)	—	22.36	10.74 *	43	.64 *	.03 *	34.59 *

Class R
January 31, 2010 **	$12.89	.52	.72	1.24	(.58)	—	(.58)	— e	$13.55	9.46 *	$822	.25 *	3.75 *	46.00 *
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— e	12.89	(15.33)	582.60		.94	147.83
July 31, 2008	24.00	.29	(2.57)	(2.28)	(.94)	(4.59)	(5.53)	— e	16.19	(12.28)	704.59		1.57	122.17
July 31, 2007	22.56	.27	2.90	3.17	(.48)	(1.25)	(1.73)	— e	24.00	14.27	246.57		1.10	65.00
July 31, 2006	22.40	.29 f	1.10	1.39	(.44)	(.79)	(1.23)	— e	22.56	6.29	81.60		1.28 f	48.81
July 31, 2005 ***	20.31	.13	2.09	2.22	(.13)	—	(.13)	—	22.40	10.96 *	1	.45 *	.58 *	34.59 *

Class Y
January 31, 2010 **	$15.06	.65	.84	1.49	(.64)	—	(.64)	— e	$15.91	9.75 *	$9,892	— *	4.01 *	46.00 *
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— e	15.06	(14.87)	10,564.10		1.79	147.83
July 31, 2008	26.86	.47	(2.99)	(2.52)	(1.01)	(4.59)	(5.60)	— e	18.74	(11.84)	25,779.09		2.09	122.17
July 31, 2007	25.01	.48	3.18	3.66	(.56)	(1.25)	(1.81)	— e	26.86	14.85	36,228.07		1.78	65.00
July 31, 2006	24.61	.45	1.21	1.66	(.47)	(.79)	(1.26)	— e	25.01	6.84	42,547.10		1.79 f	48.81
July 31, 2005 ***	22.24	.19	2.33	2.52	(.15)	—	(.15)	—	24.61	11.35 *	37,340	.07 *	.81 *	34.59 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

70														71

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees e	period	value (%) b	(in thousands)	(%) c,d	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2025 Fund

Class A
January 31, 2010 **	$14.54	.50	.92	1.42	(.53)	—	(.53)	—	$15.43	9.70 *	$35,809	.13 *	3.24 *	56.15 *
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	—	14.54	(14.28)	33,256.35		1.95	139.24
July 31, 2008	25.65	.47	(2.68)	(2.21)	(.97)	(4.69)	(5.66)	—	17.78	(11.07)	46,218.34		2.18	118.18
July 31, 2007	24.30	.43	2.90	3.33	(.55)	(1.43)	(1.98)	—	25.65	13.91	68,996.32		1.67	62.81
July 31, 2006	24.06	.42 f	1.05	1.47	(.45)	(.78)	(1.23)	—	24.30	6.19	61,670.35		1.74 f	53.14
July 31, 2005 ***	21.89	.17	2.13	2.30	(.13)	—	(.13)	—	24.06	10.53 *	48,529	.26 *	.75 *	25.48 *

Class B
January 31, 2010 **	$13.75	.42	.86	1.28	(.44)	—	(.44)	—	$14.59	9.21 *	$913	.50 *	2.87 *	56.15 *
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	—	13.75	(14.87)	777	1.10	1.09	139.24
July 31, 2008	24.55	.28	(2.53)	(2.25)	(.81)	(4.69)	(5.50)	—	16.80	(11.74)	928	1.09	1.40	118.18
July 31, 2007	23.40	.22	2.79	3.01	(.43)	(1.43)	(1.86)	—	24.55	13.06	1,144	1.07	.90	62.81
July 31, 2006	23.29	.20 f	1.05	1.25	(.36)	(.78)	(1.14)	—	23.40	5.40	717	1.10	.84 f	53.14
July 31, 2005 ***	21.31	(.02)	2.13	2.11	(.13)	—	(.13)	—	23.29	9.91 *	211	.82 *	(.08) *	25.48 *

Class C
January 31, 2010 **	$13.81	.43	.85	1.28	(.45)	—	(.45)	—	$14.64	9.19 *	$227	.50 *	2.88 *	56.15 *
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	—	13.81	(14.88)	196	1.10	.95	139.24
July 31, 2008	24.64	.28	(2.53)	(2.25)	(.83)	(4.69)	(5.52)	—	16.87	(11.74)	151	1.09	1.39	118.18
July 31, 2007	23.45	.23	2.79	3.02	(.40)	(1.43)	(1.83)	—	24.64	13.07	181	1.07	.91	62.81
July 31, 2006	23.31	.18 f	1.07	1.25	(.33)	(.78)	(1.11)	—	23.45	5.41	103	1.10	.74 f	53.14
July 31, 2005 ***	21.31	(.01)	2.12	2.11	(.11)	—	(.11)	—	23.31	9.89 *	45	.82 *	(.05) *	25.48 *

Class M
January 31, 2010 **	$13.95	.46	.87	1.33	(.50)	—	(.50)	—	$14.78	9.43 *	$120	.38 *	3.05 *	56.15 *
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	—	13.95	(14.68)	94.85		1.36	139.24
July 31, 2008	24.72	.34	(2.56)	(2.22)	(.85)	(4.69)	(5.54)	—	16.96	(11.53)	120.84		1.67	118.18
July 31, 2007	23.49	.29	2.80	3.09	(.43)	(1.43)	(1.86)	—	24.72	13.34	295.82		1.16	62.81
July 31, 2006	23.33	.28 f	1.03	1.31	(.37)	(.78)	(1.15)	—	23.49	5.66	264.85		1.19 f	53.14
July 31, 2005 ***	21.31	.04	2.11	2.15	(.13)	—	(.13)	—	23.33	10.12 *	173	.64 *	.17 *	25.48 *

Class R
January 31, 2010 **	$13.77	.46	.87	1.33	(.51)	—	(.51)	—	$14.59	9.54 *	$1,218	.25 *	3.12 *	56.15 *
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	—	13.77	(14.49)	1,097.60		1.46	139.24
July 31, 2008	24.72	.34	(2.50)	(2.16)	(.96)	(4.69)	(5.65)	—	16.91	(11.30)	697.59		1.77	118.18
July 31, 2007	23.54	.33	2.83	3.16	(.55)	(1.43)	(1.98)	—	24.72	13.64	284.57		1.31	62.81
July 31, 2006	23.38	.22 f	1.15	1.37	(.43)	(.78)	(1.21)	—	23.54	5.93	111.60		.97 f	53.14
July 31, 2005 ***	21.31	.14	2.06	2.20	(.13)	—	(.13)	—	23.38	10.31 *	1	.45 *	.64 *	25.48 *

Class Y
January 31, 2010 **	$14.61	.54	.90	1.44	(.57)	—	(.57)	—	$15.48	9.76 *	$10,119	— *	3.47 *	56.15 *
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	—	14.61	(14.04)	11,294.10		2.48	139.24
July 31, 2008	25.77	.50	(2.67)	(2.17)	(1.04)	(4.69)	(5.73)	—	17.87	(10.85)	34,366.09		2.32	118.18
July 31, 2007	24.40	.51	2.89	3.40	(.60)	(1.43)	(2.03)	—	25.77	14.20	51,638.07		1.96	2.81
July 31, 2006	24.14	.47 f	1.07	1.54	(.50)	(.78)	(1.28)	—	24.40	6.47	59,810.10		1.93 f	53.14
July 31, 2005 ***	21.93	.21	2.14	2.35	(.14)	—	(.14)	—	24.14	10.72 *	60,668	.07 *	.90 *	25.48 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

72														73

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%) [d]	turnover (%)

Putnam RetirementReady 2020 Fund

Class A
January 31, 2010 **	$14.26	.43	.93	1.36	(.66)	—	(.66)	—	$14.96	9.47 *	$39,286	.13 *	2.86 *	60.95 *
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— e	14.26	(13.00)	35,294.35		3.30	138.33
July 31, 2008	23.04	.52	(2.29)	(1.77)	(.89)	(3.37)	(4.26)	— e	17.01	(9.55)	53,340.34		2.58	115.17
July 31, 2007	22.04	.46	2.23	2.69	(.56)	(1.13)	(1.69)	— e	23.04	12.36	88,759.32		1.99	56.03
July 31, 2006	22.00	.43 f	.62	1.05	(.44)	(.57)	(1.01)	— e	22.04	4.86	81,232.35		1.93 f	46.91
July 31, 2005 ***	20.21	.18	1.72	1.90	(.11)	—	(.11)	—	22.00	9.41 *	53,180	.26 *	.85 *	30.16 *

Class B
January 31, 2010 **	$13.84	.36	.90	1.26	(.57)	—	(.57)	—	$14.53	9.04 *	$826	.50 *	2.47 *	60.95 *
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— e	13.84	(13.60)	699	1.10	2.49	138.33
July 31, 2008	22.45	.33	(2.20)	(1.87)	(.75)	(3.37)	(4.12)	— e	16.46	(10.26)	794	1.09	1.75	115.17
July 31, 2007	21.57	.28	2.18	2.46	(.45)	(1.13)	(1.58)	— e	22.45	11.53	750	1.07	1.23	56.03
July 31, 2006	21.63	.26 f	.62	.88	(.37)	(.57)	(.94)	— e	21.57	4.08	543	1.10	1.18 f	46.91
July 31, 2005 ***	19.98	.03	1.73	1.76	(.11)	—	(.11)	—	21.63	8.79 *	241	.82 *	.12 *	30.16 *

Class C
January 31, 2010 **	$13.90	.37	.90	1.27	(.59)	—	(.59)	—	$14.58	9.08 *	$456	.50 *	2.52 *	60.95 *
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— e	13.90	(13.62)	367	1.10	2.27	138.33
July 31, 2008	22.57	.33	(2.21)	(1.88)	(.77)	(3.37)	(4.14)	— e	16.55	(10.24)	236	1.09	1.77	115.17
July 31, 2007	21.61	.27	2.20	2.47	(.38)	(1.13)	(1.51)	— e	22.57	11.53	178	1.07	1.16	56.03
July 31, 2006	21.64	.25 f	.62	.87	(.33)	(.57)	(.90)	— e	21.61	4.06	109	1.10	1.16 f	46.91
July 31, 2005 ***	19.98	.03	1.73	1.76	(.10)	—	(.10)	—	21.64	8.79 *	61	.82 *	.12 *	30.16 *

Class M
January 31, 2010 **	$14.02	.39	.90	1.29	(.59)	—	(.59)	—	$14.72	9.12 *	$220	.38 *	2.60 *	60.95 *
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— e	14.02	(13.38)	218.85		2.81	138.33
July 31, 2008	22.57	.39	(2.22)	(1.83)	(.81)	(3.37)	(4.18)	— e	16.56	(10.03)	440.84		2.03	115.17
July 31, 2007	21.64	.33	2.20	2.53	(.47)	(1.13)	(1.60)	— e	22.57	11.82	1,056.82		1.44	56.03
July 31, 2006	21.66	.32 f	.61	.93	(.38)	(.57)	(.95)	— e	21.64	4.34	535.85		1.49 f	46.91
July 31, 2005 ***	19.98	.06	1.73	1.79	(.11)	—	(.11)	—	21.66	9.00 *	276	.64 *	.30 *	30.16 *

Class R
January 31, 2010 **	$13.87	.42	.88	1.30	(.63)	—	(.63)	—	$14.54	9.31 *	$694	.25 *	2.88 *	60.95 *
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— e	13.87	(13.19)	461.60		3.01	138.33
July 31, 2008	22.60	.40	(2.18)	(1.78)	(.88)	(3.37)	(4.25)	— e	16.57	(9.78)	612.59		2.17	115.17
July 31, 2007	21.67	.39	2.20	2.59	(.53)	(1.13)	(1.66)	— e	22.60	12.09	232.57		1.69	56.03
July 31, 2006	21.72	.39 f	.61	1.00	(.48)	(.57)	(1.05)	— e	21.67	4.62	102.60		1.81 f	46.91
July 31, 2005 ***	19.98	.15	1.69	1.84	(.10)	—	(.10)	—	21.72	9.25 *	1	.45 *	.71 *	30.16 *

Class Y
January 31, 2010 **	$15.65	.51	1.01	1.52	(.70)	—	(.70)	—	$16.47	9.62 *	$7,139	— *	3.05 *	60.95 *
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— e	15.65	(12.77)	9,010.10		3.72	138.33
July 31, 2008	24.83	.60	(2.49)	(1.89)	(.96)	(3.37)	(4.33)	— e	18.61	(9.33)	35,542.09		2.76	115.17
July 31, 2007	23.63	.56	2.38	2.94	(.61)	(1.13)	(1.74)	— e	24.83	12.63	52,519.07		2.26	56.03
July 31, 2006	23.49	.52 f	.68	1.20	(.49)	(.57)	(1.06)	— e	23.63	5.13	73,375.10		2.18 f	46.91
July 31, 2005 ***	21.54	.23	1.84	2.07	(.12)	—	(.12)	—	23.49	9.60 *	66,682	.07 *	1.01 *	30.16 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

74														75

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end	of at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%)d	turnover (%)

Putnam RetirementReady 2015 Fund

Class A
January 31, 2010 **	$15.25	.40	.88	1.28	(.72)	—	(.72)	— e	$15.81	8.38 *	$49,548	.13 *	2.50 *	71.63 *
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— e	15.25	(11.40)	46,905.35		4.58	125.81
July 31, 2008	22.61	.66	(1.96)	(1.30)	(.93)	(2.24)	(3.17)	— e	18.14	(6.78)	62,496.34		3.25	108.96
July 31, 2007	21.88	.58	1.67	2.25	(.58)	(.94)	(1.52)	— e	22.61	10.37	83,238.32		2.55	68.94
July 31, 2006	22.40	.51 f	.31	.82	(.53)	(.81)	(1.34)	— e	21.88	3.71	66,033.35		2.31 f	62.70
July 31, 2005 ***	20.85	.22	1.42	1.64	(.09)	—	(.09)	—	22.40	7.90 *	56,457	.26 *	1.01 *	26.37 *

Class B
January 31, 2010 **	$14.88	.33	.85	1.18	(.62)	—	(.62)	— e	$15.44	7.92 *	$539	.50 *	2.08 *	71.63 *
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— e	14.88	(12.04)	548	1.10	3.68	125.81
July 31, 2008	22.05	.49	(1.91)	(1.42)	(.76)	(2.24)	(3.00)	— e	17.63	(7.48)	465	1.09	2.48	108.96
July 31, 2007	21.44	.40	1.63	2.03	(.48)	(.94)	(1.42)	— e	22.05	9.55	781	1.07	1.80	68.94
July 31, 2006	22.07	.32 f	.33	.65	(.47)	(.81)	(1.28)	— e	21.44	2.95	372	1.10	1.46 f	62.70
July 31, 2005 ***	20.65	.07	1.43	1.50	(.08)	—	(.08)	—	22.07	7.30 *	165	.82 *	.35 *	26.37 *

Class C
January 31, 2010 **	$14.88	.33	.86	1.19	(.66)	—	(.66)	— e	$15.41	7.95 *	$603	.50 *	2.10 *	71.63 *
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— e	14.88	(12.06)	261	1.10	3.78	125.81
July 31, 2008	22.09	.48	(1.90)	(1.42)	(.74)	(2.24)	(2.98)	— e	17.69	(7.47)	363	1.09	2.47	108.96
July 31, 2007	21.44	.39	1.62	2.01	(.42)	(.94)	(1.36)	— e	22.09	9.54	168	1.07	1.77	68.94
July 31, 2006	22.06	.34 f	.31	.65	(.46)	(.81)	(1.27)	— e	21.44	2.93	231	1.10	1.56 f	62.70
July 31, 2005 ***	20.65	.08	1.42	1.50	(.09)	—	(.09)	—	22.06	7.32 *	90	.82 *	.38 *	26.37 *

Class M
January 31, 2010 **	$15.02	.34	.88	1.22	(.65)	—	(.65)	— e	$15.59	8.08 *	$268	.38 *	2.15 *	71.63 *
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— e	15.02	(11.82)	262.85		3.75	125.81
July 31, 2008	22.23	.52	(1.90)	(1.38)	(.83)	(2.24)	(3.07)	— e	17.78	(7.24)	499.84		2.71	108.96
July 31, 2007	21.54	.46	1.63	2.09	(.46)	(.94)	(1.40)	— e	22.23	9.82	156.82		2.03	68.94
July 31, 2006	22.10	.41 f	.30	.71	(.46)	(.81)	(1.27)	— e	21.54	3.19	139.85		1.89f	62.70
July 31, 2005 ***	20.65	.12	1.42	1.54	(.09)	—	(.09)	—	22.10	7.52 *	142	.64 *	.54 *	26.37 *

Class R
January 31, 2010 **	$14.88	.41	.82	1.23	(.72)	—	(.72)	— e	$15.39	8.19*	$1,319	.25 *	2.65 *	71.63 *
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— e	14.88	(11.63)	846.60		3.89	125.81
July 31, 2008	22.24	.57	(1.90)	(1.33)	(.92)	(2.24)	(3.16)	— e	17.75	(7.02)	340.59		2.96	108.96
July 31, 2007	21.56	.49	1.66	2.15	(.53)	(.94)	(1.47)	— e	22.24	10.09	112.57		2.16	68.94
July 31, 2006	22.16	.61 f	.16	.77	(.56)	(.81)	(1.37)	— e	21.56	3.51	4.60		2.82 f	62.70
July 31, 2005 ***	20.65	.18	1.42	1.60	(.09)	—	(.09)	—	22.16	7.75 *	1	.45 *	.84 *	26.37 *

Class Y
January 31, 2010 **	$15.31	.42	.88	1.30	(.76)	—	(.76)	— e	$15.85	8.46 *	$4,946	— *	2.62 *	71.63 *
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— e	15.31	(11.16)	6,133.10		5.14	125.81
July 31, 2008	22.70	.72	(1.97)	(1.25)	(.99)	(2.24)	(3.23)	— e	18.22	(6.54)	27,832.09		3.47	108.96
July 31, 2007	21.96	.63	1.67	2.30	(.62)	(.94)	(1.56)	— e	22.70	10.64	45,725.07		2.78	68.94
July 31, 2006	22.47	.56 f	.32	.88	(.58)	(.81)	(1.39)	— e	21.96	3.97	63,487.10		2.49 f	62.70
July 31, 2005 ***	20.88	.26	1.43	1.69	(.10)	—	(.10)	—	22.47	8.10 *	84,103	.07 *	1.18 *	26.37 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

76														77

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%) d	turnover (%)

Putnam RetirementReady 2010 Fund

Class A
January 31, 2010 **	$14.46	.32	.75	1.07	(.77)	—	(.77)	— e	$14.76	7.35 *	$16,052	.13 *	2.15 *	89.95 *
July 31, 2009	17.07	.75	(2.49)	(1.74)	(.87)	—	(.87)	— e	14.46	(9.38)	16,440.35		5.44	122.37
July 31, 2008	19.72	.72	(1.49)	(.77)	(.91)	(.97)	(1.88)	— e	17.07	(4.40)	23,725.34		3.89	129.01
July 31, 2007	19.54	.65	.91	1.56	(.69)	(.69)	(1.38)	— e	19.72	8.11	40,696.31		3.29	56.75
July 31, 2006	19.89	.56 f	(.06)	.50	(.51)	(.34)	(.85)	— e	19.54	2.54	44,579.34		2.84 f	61.79
July 31, 2005 ***	18.91	.24	.81	1.05	(.07)	—	(.07)	—	19.89	5.55 *	39,291	.26 *	1.26 *	33.53 *

Class B
January 31, 2010 **	$14.10	.26	.72	.98	(.68)	—	(.68)	— e	$14.40	6.91 *	$207	.50 *	1.77 *	89.95 *
July 31, 2009	16.63	.62	(2.40)	(1.78)	(.75)	—	(.75)	— e	14.10	(10.06)	182	1.10	4.65	122.37
July 31, 2008	19.26	.56	(1.45)	(.89)	(.77)	(.97)	(1.74)	— e	16.63	(5.11)	242	1.09	3.15	129.01
July 31, 2007	19.17	.50	.88	1.38	(.60)	(.69)	(1.29)	— e	19.26	7.29	253	1.06	2.55	56.75
July 31, 2006	19.51	.40 f	(.05)	.35	(.35)	(.34)	(.69)	— e	19.17	1.78	228	1.09	2.08 f	61.79
July 31, 2005 ***	18.65	.12	.81	.93	(.07)	—	(.07)	—	19.51	4.98 *	84	.82 *	.65 *	33.53 *

Class C
January 31, 2010 **	$13.95	.25	.71	.96	(.67)	—	(.67)	— e	$14.24	6.88 *	$332	.50 *	1.75 *	89.95 *
July 31, 2009	16.56	.63	(2.42)	(1.79)	(.82)	—	(.82)	— e	13.95	(10.03)	311	1.10	4.79	122.37
July 31, 2008	19.20	.55	(1.43)	(.88)	(.79)	(.97)	(1.76)	— e	16.56	(5.11)	307	1.09	3.12	129.01
July 31, 2007	19.08	.50	.87	1.37	(.56)	(.69)	(1.25)	— e	19.20	7.28	91	1.06	2.55	56.75
July 31, 2006	19.52	.41 f	(.06)	.35	(.45)	(.34)	(.79)	— e	19.08	1.78	36	1.09	2.12 f	61.79
July 31, 2005 ***	18.65	.14	.79	.93	(.06)	—	(.06)	—	19.52	4.98 *	15	.82 *	.71 *	33.53 *

Class M
January 31, 2010 **	$14.04	.27	.73	1.00	(.51)	—	(.51)	— e	$14.53	7.12 *	$91	.38 *	1.81 *	89.95 *
July 31, 2009	16.66	.74	(2.51)	(1.77)	(.85)	—	(.85)	— e	14.04	(9.85)	62.85		5.53	122.37
July 31, 2008	19.26	.60	(1.43)	(.83)	(.80)	(.97)	(1.77)	— e	16.66	(4.87)	554.84		3.35	129.01
July 31, 2007	19.13	.54	.88	1.42	(.60)	(.69)	(1.29)	— e	19.26	7.56	126.81		2.79	56.75
July 31, 2006	19.56	.46 f	(.07)	.39	(.48)	(.34)	(.82)	— e	19.13	2.03	124.84		2.39 f	61.79
July 31, 2005 ***	18.65	.19	.78	.97	(.06)	—	(.06)	—	19.56	5.19 *	55	.64 *	.97 *	33.53 *

Class R
January 31, 2010 **	$14.09	.31	.71	1.02	(.75)	—	(.75)	— e	$14.36	7.22 *	$562	.25 *	2.11 *	89.95 *
July 31, 2009	16.67	.67	(2.41)	(1.74)	(.84)	—	(.84)	— e	14.09	(9.64)	373.60		5.00	122.37
July 31, 2008	19.31	.64	(1.43)	(.79)	(.88)	(.97)	(1.85)	— e	16.67	(4.63)	399.59		3.62	129.01
July 31, 2007	19.17	.59	.88	1.47	(.64)	(.69)	(1.33)	— e	19.31	7.83	216.56		3.05	56.75
July 31, 2006	19.59	.53 f	(.08)	.45	(.53)	(.34)	(.87)	— e	19.17	2.30	80.59		2.80 f	61.79
July 31, 2005 ***	18.65	.20	.80	1.00	(.06)	—	(.06)	—	19.59	5.41 *	1	.45 *	1.06 *	33.53 *

Class Y
January 31, 2010 **	$15.29	.37	.78	1.15	(.81)	—	(.81)	— e	$15.63	7.48 *	$2,128	— *	2.29 *	89.95 *
July 31, 2009	18.00	.90	(2.69)	(1.79)	(.92)	—	(.92)	— e	15.29	(9.15)	3,819.10		6.03	122.37
July 31, 2008	20.70	.80	(1.57)	(.77)	(.96)	(.97)	(1.93)	— e	18.00	(4.16)	16,726.09		4.11	129.01
July 31, 2007	20.45	.73	.95	1.68	(.74)	(.69)	(1.43)	— e	20.70	8.36	23,621.06		3.52	56.75
July 31, 2006	20.76	.63 f	(.05)	.58	(.55)	(.34)	(.89)	— e	20.45	2.79	41,478.09		3.07 f	61.79
July 31, 2005 ***	19.71	.29	.84	1.13	(.08)	—	(.08)	—	20.76	5.76 *	44,492	.07 *	1.42 *	33.53 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

78														79

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
			Net realized									of expenses	investment
	Net asset value,		and unrealized	Total from	From net	From net			Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	realized gain	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) a	investments	operations	income	on investments	distributions	fees	period	value (%) b	(in thousands)	(%) c,d	net assets (%) d	turnover (%)

Putnam RetirementReady Maturity Fund

Class A
January 31, 2010 **	$14.92	.34	.76	1.10	(.36)	—	(.36)	— e	$15.66	7.42 *	$11,635	.13 *	2.19 *	110.48 *
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	—	(.89)	— e	14.92	(5.54)	10,812.35		6.43	137.01
July 31, 2008	19.02	.71	(1.28)	(.57)	(.78)	(.82)	(1.60)	— e	16.85	(3.37)	14,607.34		3.89	138.89
July 31, 2007	18.64	.66	.70	1.36	(.71)	(.27)	(.98)	— e	19.02	7.43	22,651.33		3.45	62.34
July 31, 2006	19.15	.58 f	(.23)	.35	(.61)	(.25)	(.86)	— e	18.64	1.82	31,206.35		3.07 f	61.89
July 31, 2005 ***	18.63	.27	.50	.77	(.25)	—	(.25)	—	19.15	4.15 *	25,732	.26 *	1.41 *	41.89 *

Class B
January 31, 2010 **	$14.94	.27	.78	1.05	(.31)	—	(.31)	— e	$15.68	7.02 *	$43	.50 *	1.76 *	110.48 *
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	—	(.79)	— e	14.94	(6.26)	42	1.10	5.61	137.01
July 31, 2008	19.04	.56	(1.28)	(.72)	(.62)	(.82)	(1.44)	— e	16.88	(4.12)	43	1.09	3.03	138.89
July 31, 2007	18.65	.52	.71	1.23	(.57)	(.27)	(.84)	— e	19.04	6.65	219	1.08	2.70	62.34
July 31, 2006	19.16	.44 f	(.24)	.20	(.46)	(.25)	(.71)	— e	18.65	1.06	138	1.10	2.31 f	61.89
July 31, 2005 ***	18.65	.16	.50	.66	(.15)	—	(.15)	—	19.16	3.55 *	124	.82 *	.83 *	41.89*

Class C
January 31, 2010 **	$14.97	.26	.79	1.05	(.30)	—	(.30)	— e	$15.72	7.03 *	$76	.50 *	1.65 *	110.48 *
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	—	(.79)	— e	14.97	(6.25)	127	1.10	6.36	137.01
July 31, 2008	19.07	.57	(1.28)	(.71)	(.63)	(.82)	(1.45)	— e	16.91	(4.06)	1	1.09	3.14	138.89
July 31, 2007	18.66	.53	.69	1.22	(.54)	(.27)	(.81)	— e	19.07	6.62	1	1.08	2.77	62.34
July 31, 2006	19.17	.45 f	(.24)	.21	(.47)	(.25)	(.72)	— e	18.66	1.09	1	1.10	2.31 f	61.89
July 31, 2005 ***	18.65	.15	.52	.67	(.15)	—	(.15)	—	19.17	3.59*	1	.82 *	.81 *	41.89*

Class M
January 31, 2010 **	$14.95	.29	.78	1.07	(.32)	—	(.32)	— e	$15.70	7.20 *	$329	.38 *	1.84 *	110.48 *
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	—	(.82)	— e	14.95	(6.04)	394.85		7.15	137.01
July 31, 2008	19.07	.62	(1.29)	(.67)	(.69)	(.82)	(1.51)	— e	16.89	(3.87)	125.84		3.54	138.89
July 31, 2007	18.64	.56	.71	1.27	(.57)	(.27)	(.84)	— e	19.07	6.88	14.83		2.94	62.34
July 31, 2006	19.16	.52 f	(.27)	.25	(.52)	(.25)	(.77)	— e	18.64	1.33	75.85		2.86 f	61.89
July 31, 2005 ***	18.65	.20	.50	.70	(.19)	—	(.19)	—	19.16	3.76 *	2	.64 *	1.07 *	41.89 *

Class R
January 31, 2010 **	$14.92	.32	.76	1.08	(.34)	—	(.34)	— e	$15.66	7.28 *	$106	.25 *	2.07 *	110.48 *
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	—	(.85)	— e	14.92	(5.79)	77.60		6.10	137.01
July 31, 2008	19.03	.65	(1.28)	(.63)	(.73)	(.82)	(1.55)	— e	16.85	(3.62)	155.59		3.63	138.89
July 31, 2007	18.64	.62	.70	1.32	(.66)	(.27)	(.93)	— e	19.03	7.16	81.58		3.22	62.34
July 31, 2006	19.17	.54 f	(.25)	.29	(.57)	(.25)	(.82)	— e	18.64	1.56	48.60		2.97 f	61.89
July 31, 2005 ***	18.65	.22	.52	.74	(.22)	—	(.22)	—	19.17	3.97 *	1	.45 *	1.19 *	41.89 *

Class Y
January 31, 2010 **	$14.96	.36	.76	1.12	(.38)	—	(.38)	— e	$15.70	7.53 *	$2,583	— *	2.29 *	110.48 *
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	—	(.92)	— e	14.96	(5.32)	3,239.10		6.81	137.01
July 31, 2008	19.07	.75	(1.28)	(.53)	(.82)	(.82)	(1.64)	— e	16.90	(3.12)	7,191.09		4.13	138.89
July 31, 2007	18.68	.71	.71	1.42	(.76)	(.27)	(1.03)	— e	19.07	7.70	9,729.08		3.70	62.34
July 31, 2006	19.20	.62 f	(.23)	.39	(.66)	(.25)	(.91)	— e	18.68	2.07	13,756.10		3.26 f	61.89
July 31, 2005 ***	18.67	.30	.51	.81	(.28)	—	(.28)	—	19.20	4.34 *	21,787	.07 *	1.56 *	41.89 *

See page 82 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

80														81

Financial highlights (Continued)

* Not annualized.

** Unaudited.

*** For the period November 1, 2004 (commencement of operations) to July 31, 2005.

**** For the period May 2, 2005 (commencement of operations) to July 31, 2005.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each funds’ average net assets (Note 2).

	1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05

Putnam RetirementReady 2050 Fund	0.07%	0.06%	0.05%	0.04%	3.23%	12.75%

Putnam RetirementReady 2045 Fund	0.04	0.02	0.02	0.01	0.10	0.57

Putnam RetirementReady 2040 Fund	0.04	0.02	0.01	0.01	0.08	0.40

Putnam RetirementReady 2035 Fund	0.04	0.02	0.01	0.01	0.04	0.20

Putnam RetirementReady 2030 Fund	0.04	0.02	0.01	0.01	0.02	0.13

Putnam RetirementReady 2025 Fund	0.04	0.02	0.01	0.01	0.01	0.08

Putnam RetirementReady 2020 Fund	0.04	0.01	0.01	0.01	<0.01	0.07

Putnam RetirementReady 2015 Fund	0.04	0.01	<0.01	0.01	<0.01	0.06

Putnam RetirementReady 2010 Fund	0.04	0.02	0.01	0.02	0.01	0.09

Putnam RetirementReady Maturity Fund	0.04	0.01	<0.01	0.00	0.05	0.28

e Amount represents less than $0.01 per share.

f The net investment income ratios and per share amounts shown for the period ending July 31, 2006 may not correspond with the expected class specific differences for the period due to the timing of sales and repurchases of fund shares in relation to when distributions from the underlying Putnam funds were received.

1 For the period December 22, 2005 to July 31, 2006.

2 For the period August 1, 2005 to December 19, 2005. All class R shares for Fund 2045 and Fund 2040 were liquidated on December 19, 2005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 1/31/10 (Unaudited)

Note 1: Significant accounting policies

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2050 Fund, Putnam Retirement-Ready 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam Retirement-Ready 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam RetirementReady Maturity Fund, (collectively the “funds”) is a series of Putnam RetirementReady Funds, a Massachusetts business trust organized on June 8, 2004 (the “Trust”). Each fund is a diversified open-end investment company under the Investment Company Act of 1940, as amended, each of which is represented by a series of shares of beneficial interest. Each fund, except the Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2010. The tenth fund is named Putnam RetirementReady Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Maturity Fund.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Asset

Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Equity Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Money Market Fund and prior to August 28, 2009 Putnam Income Strategies Fund (the “underlying Putnam Funds”), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued, March 16, 2010, have been evaluated in the preparation of the financial statements.

A) Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV’s of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund, other than Putnam Money Market Fund, values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by each underlying Putnam fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing source approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The valuation of Putnam Money Market Fund’s, an underlying Putnam Fund, portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

C) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Each fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At July 31, 2009, the following funds had capital loss carryover in the following amounts, which will expire on the following dates:

	Loss	Expiration
RetirementReady	Carryover	Dates

2050 Fund	$53,726	7/31/17

2045 Fund	299,545	7/31/17

2040 Fund	325,097	7/31/17

2035 Fund	663,795	7/31/17

2030 Fund	708,586	7/31/17

2025 Fund	1,068,600	7/31/17

	Loss	Expiration
RetirementReady	Carryover	Dates

2020 Fund	$1,818,881	7/31/17

2015 Fund	2,361,006	7/31/17

2010 Fund	576,739	7/31/17

Maturity Fund	336,112	7/31/17

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer to their fiscal year ending July 31, 2010 the following amount of losses recognized during the period November 1, 2008 to July 31, 2009:

RetirementReady	Post-October Loss

2050 Fund	$7,062,242

2045 Fund	13,663,793

2040 Fund	18,912,116

2035 Fund	28,651,673

2030 Fund	38,334,605

2025 Fund	44,234,728

2020 Fund	43,347,732

2015 Fund	35,455,575

2010 Fund	11,572,489

Maturity Fund	5,628,204

The aggregate identified cost on a tax basis for each fund is as follows:

			Net Unrealized	Cost for Federal
	Unrealized	Unrealized	Appreciation/	Income Tax
RetirementReady	Appreciation	(Depreciation)	(Depreciation)	Purposes

2050 Fund	$349,866	$(259,865)	$90,001	$7,544,796

2045 Fund	1,041,411	(375,285)	666,126	14,511,484

2040 Fund	1,927,896	(505,549)	1,422,347	21,497,972

2035 Fund	3,918,104	(403,832)	3,514,272	29,591,138

2030 Fund	5,533,925	(278,632)	5,255,293	38,387,914

2025 Fund	5,124,359	(194,650)	4,929,709	45,956,433

2020 Fund	4,618,601	(121,886)	4,496,715	45,628,383

2015 Fund	2,974,863	(103,692)	2,871,171	55,630,757

2010 Fund	1,039,263	(3,024,400)	(1,985,137)	22,442,836

Maturity Fund	302,192	(1,940,925)	(1,638,733)	17,363,196

D) Distributions to shareholders Each fund normally distributes any net investment income and any realized capital gains, annually, except the Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

E) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative
services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed from August 1, 2009 through July 31, 2010 to reimburse the funds for other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the funds distribution plan).

For the six months ended January 31, 2010, each fund’s expenses were reduced by the following amounts as a result of this limit:

RetirementReady

2050 Fund	$5,555

2045 Fund	6,813

2040 Fund	10,064

2035 Fund	13,530

2030 Fund	17,532

2025 Fund	20,701

2020 Fund	19,591

2015 Fund	20,909

2010 Fund	8,899

Maturity Fund	5,642

Effective November 30, 2009, Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans are to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds’ at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the six months ended January 31, 2010, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges (CDSC) from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
RetirementReady	Commissions	Commissions	CDSC	CDSC

2050 Fund	$916	$—	$209	$14

2045 Fund	741	—	—	22

2040 Fund	1,663	1	821	10

2035 Fund	770	—	226	—

2030 Fund	2,602	2	514	3

2025 Fund	6,736	8	206	—

2020 Fund	2,456	13	574	—

2015 Fund	748	359	215	140

2010 Fund	89	—	79	90

Maturity Fund	561	9	—	10

Total	$17,282	$392	$2,844	$289

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2010, Putnam Retail Management Limited Partnership acting as underwriter, received no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the six months ended January 31, 2010, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

RetirementReady	Purchase cost	Sale proceeds

2050 Fund	$4,660,218	$4,128,321

2045 Fund	8,383,921	7,554,448

2040 Fund	12,203,793	10,714,751

2035 Fund	15,178,339	14,190,628

2030 Fund	21,721,689	19,757,985

2025 Fund	29,374,842	28,111,168

2020 Fund	31,157,585	29,966,956

2015 Fund	41,948,472	41,437,585

2010 Fund	19,549,648	21,391,693

Maturity Fund	17,285,750	16,909,239

Note 4: Capital shares

At January 31, 2010, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2050 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	99,245	$1,264,329	253,074	$2,915,555

Shares issued in connection with
reinvestment of distributions	57,285	682,266	27,358	282,058

	156,530	1,946,595	280,432	3,197,613

Shares repurchased	(129,593)	(1,689,437)	(311,238)	(3,333,318)

Net increase (decrease)	26,937	$257,158	(30,806)	$(135,705)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	250	$3,245	4,207	$44,093

Shares issued in connection with
reinvestment of distributions	1,512	17,913	500	5,135

	1,762	21,158	4,707	49,228

Shares repurchased	(1,743)	(22,765)	(992)	(10,746)

Net increase (decrease)	19	$(1,607)	3,715	$38,482

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	1,155	$14,267	1,543	$16,258

Shares issued in connection with
reinvestment of distributions	617	7,290	134	1,375

	1,772	21,557	1,677	17,633

Shares repurchased	(706)	(8,967)	(81)	(1,080)

Net increase	1,066	$12,590	1,596	$16,553

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	275	$3,515	1,167	$12,866

Shares issued in connection with
reinvestment of distributions	575	6,810	152	1,567

	850	10,325	1,319	14,433

Shares repurchased	(1)	(9)	(122)	(1,377)

Net increase	849	$10,316	1,197	$13,056

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	8,317	$104,933	12,226	$132,471

Shares issued in connection with
reinvestment of distributions	4,075	48,127	792	8,118

	12,392	153,060	13,018	140,589

Shares repurchased	(2,153)	(27,288)	(1,392)	(14,363)

Net increase	10,239	$125,772	11,626	$126,226

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	22,410	$285,360	203,626	$2,248,966

Shares issued in connection with
reinvestment of distributions	24,377	290,816	16,864	174,146

	46,787	576,176	220,490	2,423,112

Shares repurchased	(85,094)	(1,019,636)	(275,710)	(3,003,734)

Net decrease	(38,307)	$(443,460)	(55,220)	$(580,622)

RetirementReady 2045 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	116,170	$1,635,106	391,732	$4,934,871

Shares issued in connection with
reinvestment of distributions	87,072	1,154,581	44,791	501,205

	203,242	2,789,687	436,523	5,436,076

Shares repurchased	(201,667)	(2,875,739)	(509,840)	(6,122,275)

Net increase (decrease)	1,575	$(86,052)	(73,317)	$(686,199)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	427	$5,617	1,989	$21,666

Shares issued in connection with
reinvestment of distributions	1,396	17,327	634	6,701

	1,823	22,944	2,623	28,367

Shares repurchased	(1,545)	(20,343)	(1,239)	(13,871)

Net increase	278	$2,601	1,384	$14,496

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	1,302	$17,578	801	$8,815

Shares issued in connection with
reinvestment of distributions	174	2,181	85	912

	1,476	19,759	886	9,727

Shares repurchased	(944)	(12,978)	(1,112)	(12,198)

Net increase (decrease)	532	$6,781	(226)	$(2,471)

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	2	$26	23	$329

Shares issued in connection with
reinvestment of distributions	44	571	25	272

	46	597	48	601

Shares repurchased	(2)	(25)	(81)	(965)

Net increase (decrease)	44	$572	(33)	$(364)

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	11,032	$153,015	24,850	$302,419

Shares issued in connection with
reinvestment of distributions	3,761	51,002	1,760	20,110

	14,793	204,017	26,610	322,529

Shares repurchased	(2,234)	(31,614)	(22,562)	(269,639)

Net increase	12,559	$172,403	4,048	$52,890

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	34,990	$560,572	303,332	$4,064,562

Shares issued in connection with
reinvestment of distributions	33,901	518,684	25,716	326,937

	68,891	1,079,256	329,048	4,391,499

Shares repurchased	(98,161)	(1,483,851)	(410,101)	(5,606,076)

Net decrease	(29,270)	$(404,595)	(81,053)	$(1,214,577)

RetirementReady 2040 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	179,155	$2,666,405	550,621	$7,255,507

Shares issued in connection with
reinvestment of distributions	97,386	1,385,803	44,719	523,957

	276,541	4,052,208	595,340	7,779,464

Shares repurchased	(253,096)	(3,802,466)	(789,260)	(9,790,897)

Net increase (decrease)	23,445	$249,742	(193,920)	$(2,011,433)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	3,062	$43,189	5,021	$63,182

Shares issued in connection with
reinvestment of distributions	1,834	24,654	981	10,924

	4,896	67,843	6,002	74,106

Shares repurchased	(2,641)	(37,149)	(9,051)	(110,865)

Net increase (decrease)	2,255	$30,694	(3,049)	$(36,759)

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	1,167	$16,536	1,528	$17,591

Shares issued in connection with
reinvestment of distributions	405	5,411	74	821

	1,572	21,947	1,602	18,412

Shares repurchased	(235)	(3,413)	(559)	(8,369)

Net increase	1,337	$18,534	1,043	$10,043

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	59	$810	664	$8,046

Shares issued in connection with
reinvestment of distributions	118	1,603	30	340

	177	2,413	694	8,386

Shares repurchased	(69)	(1,009)	(138)	(1,548)

Net increase	108	$1,404	556	$6,838

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	13,010	$194,468	36,373	$480,700

Shares issued in connection with
reinvestment of distributions	5,323	77,668	1,563	18,741

	18,333	272,136	37,936	499,441

Shares repurchased	(1,647)	(24,946)	(22,112)	(280,181)

Net increase	16,686	$247,190	15,824	$219,260

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	65,319	$1,098,478	433,212	$5,946,923

Shares issued in connection with
reinvestment of distributions	44,021	713,145	28,085	370,249

	109,340	1,811,623	461,297	6,317,172

Shares repurchased	(113,353)	(1,833,167)	(520,846)	(7,360,267)

Net decrease	(4,013)	$(21,544)	(59,549)	$(1,043,095)

RetirementReady 2035 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	202,044	$2,965,231	730,067	$9,455,356

Shares issued in connection with
reinvestment of distributions	93,629	1,353,870	71,906	820,694

	295,673	4,319,101	801,973	10,276,050

Shares repurchased	(312,426)	(4,608,615)	(1,061,133)	(12,846,801)

Net decrease	(16,753)	$(289,514)	(259,160)	$(2,570,751)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	5,821	$82,391	8,129	$92,923

Shares issued in connection with
reinvestment of distributions	2,155	29,238	1,338	14,411

	7,976	111,629	9,467	107,334

Shares repurchased	(2,323)	(32,300)	(8,670)	(98,004)

Net increase	5,653	$79,329	797	$9,330

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	1,055	$14,601	3,321	$37,352

Shares issued in connection with
reinvestment of distributions	691	9,388	361	3,901

	1,746	23,989	3,682	41,253

Shares repurchased	(24)	(330)	(587)	(8,480)

Net increase	1,722	$23,659	3,095	$32,773

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	84	$1,177	2,966	$35,358

Shares issued in connection with
reinvestment of distributions	287	3,952	258	2,811

	371	5,129	3,224	38,169

Shares repurchased	(178)	(2,475)	(1,981)	(22,330)

Net increase	193	$2,654	1,243	$15,839

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	17,211	$246,622	39,071	$472,637

Shares issued in connection with
reinvestment of distributions	3,791	53,146	2,157	23,933

	21,002	299,768	41,228	496,570

Shares repurchased	(4,094)	(57,809)	(23,281)	(279,503)

Net increase	16,908	$241,959	17,947	$217,067

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	63,060	$1,042,627	596,114	$8,044,635

Shares issued in connection with
reinvestment of distributions	40,220	661,625	51,685	665,874

	103,280	1,704,252	647,799	8,710,509

Shares repurchased	(160,771)	(2,588,880)	(945,831)	(12,945,428)

Net decrease	(57,491)	$(884,628)	(298,032)	$(4,234,919)

RetirementReady 2030 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	297,737	$4,320,669	984,499	$12,560,482

Shares issued in connection with
reinvestment of distributions	81,650	1,191,275	129,647	1,454,640

	379,387	5,511,944	1,114,146	14,015,122

Shares repurchased	(310,812)	(4,513,539)	(1,408,219)	(16,724,803)

Net increase (decrease)	68,575	$998,405	(294,073)	$(2,709,681)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	11,328	$157,427	12,977	$149,088

Shares issued in connection with
reinvestment of distributions	2,021	28,341	2,381	25,760

	13,349	185,768	15,358	174,848

Shares repurchased	(7,085)	(98,843)	(8,062)	(92,606)

Net increase	6,264	$86,925	7,296	$82,242

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	3,953	$55,063	5,275	$58,765

Shares issued in connection with
reinvestment of distributions	508	7,151	399	4,345

	4,461	62,214	5,674	63,110

Shares repurchased	(524)	(7,342)	(1,877)	(20,315)

Net increase	3,937	$54,872	3,797	$42,795

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	884	$12,279	5,855	$70,095

Shares issued in connection with
reinvestment of distributions	1,782	25,007	2,651	28,659

	2,666	37,286	8,506	98,754

Shares repurchased	(4,115)	(58,715)	(3,786)	(39,795)

Net increase (decrease)	(1,449)	$(21,429)	4,720	$58,959

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	16,072	$224,387	42,487	$488,854

Shares issued in connection with
reinvestment of distributions	2,165	30,249	3,445	37,071

	18,237	254,636	45,932	525,925

Shares repurchased	(2,716)	(37,655)	(44,186)	(498,465)

Net increase	15,521	$216,981	1,746	$27,460

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	110,380	$1,793,172	664,629	$8,885,979

Shares issued in connection with
reinvestment of distributions	29,148	477,445	92,369	1,158,006

	139,528	2,270,617	756,998	10,043,985

Shares repurchased	(219,238)	(3,519,528)	(1,429,362)	(19,047,869)

Net decrease	(79,710)	$(1,248,911)	(672,364)	$(9,003,884)

RetirementReady 2025 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	304,563	$4,766,839	903,197	$12,383,380

Shares issued in connection with
reinvestment of distributions	74,186	1,169,913	116,905	1,422,734

	378,749	5,936,752	1,020,102	13,806,114

Shares repurchased	(344,329)	(5,381,588)	(1,330,809)	(17,110,263)

Net increase (decrease)	34,420	$555,164	(310,707)	$(3,304,149)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	8,735	$129,192	15,647	$200,973

Shares issued in connection with
reinvestment of distributions	1,653	24,680	2,288	26,437

	10,388	153,872	17,935	227,410

Shares repurchased	(4,343)	(63,016)	(16,596)	(210,686)

Net increase	6,045	$90,856	1,339	$16,724

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	3,641	$53,719	6,750	$81,964

Shares issued in connection with
reinvestment of distributions	442	6,621	387	4,497

	4,083	60,340	7,137	86,461

Shares repurchased	(2,740)	(40,495)	(1,910)	(26,550)

Net increase	1,343	$19,845	5,227	$59,911

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	3,766	$55,869	3,358	$42,776

Shares issued in connection with
reinvestment of distributions	308	4,651	215	2,514

	4,074	60,520	3,573	45,290

Shares repurchased	(2,684)	(39,688)	(3,928)	(46,026)

Net increase (decrease)	1,390	$20,832	(355)	$(736)

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	19,440	$288,784	78,877	$999,650

Shares issued in connection with
reinvestment of distributions	2,790	41,632	3,199	36,914

	22,230	330,416	82,076	1,036,564

Shares repurchased	(18,395)	(273,560)	(43,609)	(561,365)

Net increase	3,835	$56,856	38,467	$475,199

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	132,418	$2,079,465	651,279	$8,494,212

Shares issued in connection with
reinvestment of distributions	29,575	468,166	103,331	1,261,329

	161,993	2,547,631	754,610	9,755,541

Shares repurchased	(281,566)	(4,385,459)	(1,902,609)	(24,539,216)

Net decrease	(119,573)	$(1,837,828)	(1,147,999)	$(14,783,675)

RetirementReady 2020 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	374,475	$5,710,489	1,003,226	$13,355,375

Shares issued in connection with
reinvestment of distributions	107,617	1,632,544	108,986	1,307,832

	482,092	7,343,033	1,112,212	14,663,207

Shares repurchased	(330,421)	(5,026,473)	(1,771,081)	(22,181,686)

Net increase (decrease)	151,671	$2,316,560	(658,869)	$(7,518,479)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	10,496	$154,723	15,333	$189,655

Shares issued in connection with
reinvestment of distributions	2,007	29,608	1,300	15,194

	12,503	184,331	16,633	204,849

Shares repurchased	(6,171)	(91,152)	(14,273)	(192,875)

Net increase	6,332	$93,179	2,360	$11,974

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	3,682	$54,145	17,611	$210,436

Shares issued in connection with
reinvestment of distributions	1,189	17,586	364	4,271

	4,871	71,731	17,975	214,707

Shares repurchased	(16)	(256)	(5,773)	(72,630)

Net increase	4,855	$71,475	12,202	$142,077

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	1,666	$24,764	13,787	$174,363

Shares issued in connection with
reinvestment of distributions	611	9,130	603	7,137

	2,277	33,894	14,390	181,500

Shares repurchased	(2,905)	(43,977)	(25,365)	(303,453)

Net decrease	(628)	$(10,083)	(10,975)	$(121,953)

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	16,360	$242,523	41,639	$515,766

Shares issued in connection with
reinvestment of distributions	1,716	25,305	1,853	21,647

	18,076	267,828	43,492	537,413

Shares repurchased	(3,631)	(55,061)	(47,100)	(584,599)

Net increase (decrease)	14,445	$212,767	(3,608)	$(47,186)

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	72,384	$1,213,225	535,677	$7,472,061

Shares issued in connection with
reinvestment of distributions	24,018	401,107	65,999	867,675

	96,402	1,614,332	601,676	8,339,736

Shares repurchased	(238,545)	(3,937,632)	(1,933,554)	(27,440,020)

Net decrease	(142,143)	$(2,323,300)	(1,331,878)	$(19,100,284)

RetirementReady 2015 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	387,752	$6,262,366	766,397	$11,267,586

Shares issued in connection with
reinvestment of distributions	136,213	2,169,874	174,901	2,267,302

	523,965	8,432,240	941,298	13,534,888

Shares repurchased	(464,464)	(7,485,104)	(1,308,502)	(18,271,678)

Net increase (decrease)	59,501	$947,136	(367,204)	$(4,736,790)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	3,121	$48,755	28,198	$401,157

Shares issued in connection with
reinvestment of distributions	1,329	20,696	1,222	15,522

	4,450	69,451	29,420	416,679

Shares repurchased	(6,370)	(99,247)	(18,939)	(262,657)

Net increase (decrease)	(1,920)	$(29,796)	10,481	$154,022

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	22,051	$338,730	8,374	$118,031

Shares issued in connection with
reinvestment of distributions	1,208	18,779	763	9,695

	23,259	357,509	9,137	127,726

Shares repurchased	(1,700)	(26,335)	(12,055)	(163,314)

Net increase (decrease)	21,559	$331,174	(2,918)	$(35,588)

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	14,352	$227,054	43,264	$644,515

Shares issued in connection with
reinvestment of distributions	642	10,089	558	7,142

	14,994	237,143	43,822	651,657

Shares repurchased	(15,244)	(244,502)	(54,429)	(763,192)

Net decrease	(250)	$(7,359)	(10,607)	$(111,535)

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	33,361	$530,021	49,466	$677,708

Shares issued in connection with
reinvestment of distributions	3,718	57,709	1,492	18,896

	37,079	587,730	50,958	696,604

Shares repurchased	(8,221)	(131,298)	(13,241)	(191,206)

Net increase	28,858	$456,432	37,717	$505,398

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	64,662	$1,042,793	398,345	$5,610,346

Shares issued in connection with
reinvestment of distributions	18,307	292,539	79,500	1,032,961

	82,969	1,335,332	477,845	6,643,307

Shares repurchased	(171,513)	(2,741,931)	(1,603,405)	(22,688,298)

Net decrease	(88,544)	$(1,406,599)	(1,125,560)	$(16,044,991)

RetirementReady 2010 Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	233,532	$3,502,100	540,486	$7,459,536

Shares issued in connection with
reinvestment of distributions	52,837	781,991	89,637	1,102,833

	286,369	4,284,091	630,123	8,562,369

Shares repurchased	(335,698)	(5,103,428)	(881,771)	(11,802,983)

Net decrease	(49,329)	$(819,337)	(251,648)	$(3,240,614)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	6,268	$91,482	5,552	$74,488

Shares issued in connection with
reinvestment of distributions	635	9,181	815	9,827

	6,903	100,663	6,367	84,315

Shares repurchased	(5,480)	(79,361)	(7,972)	(106,505)

Net increase (decrease)	1,423	$21,302	(1,605)	$(22,190)

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	1,501	$21,609	19,651	$276,170

Shares issued in connection with
reinvestment of distributions	1,013	14,481	1,597	19,029

	2,514	36,090	21,248	295,199

Shares repurchased	(1,496)	(21,729)	(17,508)	(228,270)

Net increase	1,018	$14,361	3,740	$66,929

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	3,682	$53,702	71,905	$965,297

Shares issued in connection with
reinvestment of distributions	134	1,957	2,091	25,060

	3,816	55,659	73,996	990,357

Shares repurchased	(2,016)	(29,857)	(102,766)	(1,331,491)

Net increase (decrease)	1,800	$25,802	(28,770)	$(341,134)

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	15,637	$227,247	19,796	$254,451

Shares issued in connection with
reinvestment of distributions	1,942	27,965	1,628	19,551

	17,579	255,212	21,424	274,002

Shares repurchased	(4,899)	(71,076)	(18,873)	(247,719)

Net increase	12,680	$184,136	2,551	$26,283

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	27,387	$436,398	207,990	$2,984,371

Shares issued in connection with
reinvestment of distributions	11,770	184,438	59,054	767,105

	39,157	620,836	267,044	3,751,476

Shares repurchased	(152,769)	(2,398,770)	(945,425)	(13,371,652)

Net decrease	(113,612)	$(1,777,934)	(678,381)	$(9,620,176)

RetirementReady Maturity Fund

	Six months ended 1/31/10		Year ended 7/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	173,995	$2,717,491	359,210	$5,132,587

Shares issued in connection with
reinvestment of distributions	16,867	263,257	50,478	679,590

	190,862	2,980,748	409,688	5,812,177

Shares repurchased	(172,711)	(2,696,218)	(518,819)	(6,954,984)

Net increase (decrease)	18,151	$284,530	(109,131)	$(1,142,807)

	Six months ended 1/31/10		Year ended 7/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	—	$—	3,491	$54,550

Shares issued in connection with
reinvestment of distributions	54	839	170	2,298

	54	839	3,661	56,848

Shares repurchased	(121)	(1,894)	(3,366)	(48,312)

Net increase (decrease)	(67)	$(1,055)	295	$8,536

	Six months ended 1/31/10		Year ended 7/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	44	$684	28,751	$380,918

Shares issued in connection with
reinvestment of distributions	101	1,583	686	8,936

	145	2,267	29,437	389,854

Shares repurchased	(3,843)	(59,588)	(20,982)	(268,605)

Net increase (decrease)	(3,698)	$(57,321)	8,455	$121,249

	Six months ended 1/31/10		Year ended 7/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	3,017	$47,244	114,215	$1,541,385

Shares issued in connection with
reinvestment of distributions	466	7,285	2,614	34,144

	3,483	54,529	116,829	1,575,529

Shares repurchased	(8,841)	(138,739)	(97,876)	(1,281,878)

Net increase (decrease)	(5,358)	$(84,210)	18,953	$293,651

	Six months ended 1/31/10		Year ended 7/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	1,482	$23,116	6,527	$86,209

Shares issued in connection with
reinvestment of distributions	132	2,063	662	8,841

	1,614	25,179	7,189	95,050

Shares repurchased	(31)	(500)	(11,194)	(157,701)

Net increase (decrease)	1,583	$24,679	(4,005)	$(62,651)

	Six months ended 1/31/10		Year ended 7/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	27,276	$427,539	150,860	$1,974,826

Shares issued in connection with
reinvestment of distributions	5,399	84,525	22,755	307,390

	32,675	512,064	173,615	2,282,216

Shares repurchased	(84,731)	(1,330,786)	(382,255)	(5,165,682)

Net decrease	(52,056)	$(818,722)	(208,640)	$(2,883,466)

At January 31, 2010, four shareholders of record owned 7.06%, 6.79%, 6.00% and 4.99% respectively, of the outstanding shares of Putnam RetirementReady 2050 Fund.

At January 31, 2010, four shareholders of record owned 14.18%, 7.64%, 5.54% and 5.16% respectively, of the outstanding shares of Putnam RetirementReady 2045 Fund.

At January 31, 2010, four shareholders of record owned 18.65%, 6.78%, 5.74% and 5.07% respectively, of the outstanding shares of Putnam RetirementReady 2040 Fund.

At January 31, 2010, two shareholders of record owned 15.73% and 7.23% respectively, of the outstanding shares of Putnam RetirementReady 2035 Fund.

At January 31, 2010, three shareholders of record owned 11.61%, 8.94% and 5.69% respectively, of the outstanding shares of Putnam RetirementReady 2030 Fund.

At January 31, 2010, three shareholders of record owned 11.08%, 8.86% and 5.87% respectively, of the outstanding shares of Putnam RetirementReady 2025 Fund.

At January 31, 2010, four shareholders of record owned 8.36%, 7.43%, 6.65% and 5.81% respectively, of the outstanding shares of Putnam RetirementReady 2020 Fund.

At January 31, 2010, two shareholders of record owned 22.22% and 10.11% respectively, of the outstanding shares of Putnam RetirementReady 2015 Fund.

At January 31, 2010, two shareholders of record owned 9.45% and 5.28% respectively, of the outstanding shares of Putnam RetirementReady 2010 Fund.

At January 31, 2010 six shareholders of record owned 7.06%, 6.95%, 6.60%, 6.38%, 6.14% and 5.59% respectively, of the outstanding shares of Putnam RetirementReady Maturity Fund.

At January 31, 2010, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Value at
RetirementReady	Shares owned	shares outstanding	January 31, 2010

2050 Fund class M	88	2.00%	$1,004

2045 Fund class C	7	0.40%	82

2045 Fund class M	62	14.90%	772

2040 Fund class M	6	0.50%	84

Maturity Fund class C	68	1.40%	1,075

Note 5: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$65,759	$18,859	$189	$47,521

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	240,206	69,150	1,952	173,415

Putnam Absolute Return 700 Fund	812,464	235,738	8,234	592,317

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	3,016,093	2,962,821	382,713	5,558,952

Putnam Asset Allocation: Growth Portfolio	498,425	783,378	55,349	1,226,812

Putnam Income Strategies Fund	—	—	—	—

Putnam Money Market Fund	27,271	58,375	8	35,780

Totals	$4,660,218	$4,128,321	$448,445	$7,634,797

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$205,247	$50,091	$640	$157,167

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	450,085	110,644	3,962	344,156

Putnam Absolute Return 700 Fund	1,521,498	377,197	16,717	1,175,520

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	4,367,104	4,746,607	656,723	9,394,670

Putnam Asset Allocation: Growth Portfolio	1,791,481	2,076,757	184,819	4,034,504

Putnam Income Strategies Fund	—	—	—	—

Putnam Money Market Fund	48,506	193,152	21	71,593

Totals	$8,383,921	$7,554,448	$862,882	$15,177,610

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$541,206	$120,114	$1,715	$426,442

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	659,539	147,541	5,903	518,769

Putnam Absolute Return 700 Fund	2,229,429	502,982	24,904	1,771,935

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	4,722,014	5,031,141	704,371	10,204,939

Putnam Asset Allocation: Growth Portfolio	3,975,503	4,427,182	447,345	9,889,917

Putnam Income Strategies Fund	—	—	—	—

Putnam Money Market Fund	76,102	485,791	40	108,317

Totals	$12,203,793	$10,714,751	$1,184,278	$22,920,319

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,031,119	$189,480	$3,490	$852,750

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	1,273,934	233,352	12,187	1,052,522

Putnam Absolute Return 700 Fund	3,175,961	590,375	37,947	2,653,408

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	2,915,070	3,832,180	523,198	7,431,435

Putnam Asset Allocation: Growth Portfolio	6,544,937	8,567,787	959,193	20,789,284

Putnam Income Strategies Fund	—	—	—	—

Putnam Money Market Fund	237,318	777,454	91	326,011

Totals	$15,178,339	$14,190,628	$1,536,106	$33,105,410

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,301,883	$197,211	$4,505	$1,118,989

Putnam Absolute Return 300 Fund	463,496	69,265	4,185	404,318

Putnam Absolute Return 500 Fund	2,385,526	360,271	23,340	2,049,360

Putnam Absolute Return 700 Fund	5,139,509	784,516	62,790	4,463,731

Putnam Asset Allocation: Balanced Portfolio	4,036,045	634,752	138,510	3,476,308

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	658,991	1,931,737	107,146	1,546,247

Putnam Asset Allocation: Growth Portfolio	7,215,154	14,824,947	1,339,032	29,486,552

Putnam Income Strategies Fund	—	—	—	—

Putnam Money Market Fund	521,085	955,286	254	1,097,702

Totals	$21,721,689	$19,757,985	$1,679,762	$43,643,207

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$2,050,788	$310,513	$7,091	$1,762,675

Putnam Absolute Return 300 Fund	2,151,867	326,091	19,374	1,873,223

Putnam Absolute Return 500 Fund	3,486,476	529,925	34,061	2,992,829

Putnam Absolute Return 700 Fund	7,683,931	1,178,998	93,753	6,669,249

Putnam Asset Allocation: Balanced Portfolio	8,574,824	3,395,234	696,226	17,172,473

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	4,797,782	20,789,866	846,581	18,679,051

Putnam Income Strategies Fund	—	—	—	—

Putnam Money Market Fund	629,174	1,580,541	422	1,736,642

Totals	$29,374,842	$28,111,168	$1,697,508	$50,886,142

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$2,668,930	$415,795	$9,327	$2,282,262

Putnam Absolute Return 300 Fund	4,405,742	686,367	40,109	3,817,801

Putnam Absolute Return 500 Fund	5,318,739	827,614	52,529	4,543,296

Putnam Absolute Return 700 Fund	7,966,778	1,262,630	98,228	6,878,704

Putnam Asset Allocation: Balanced Portfolio	7,374,189	15,657,236	1,086,272	25,977,688

Putnam Asset Allocation: Conservative Portfolio	1,754,464	273,318	52,910	1,521,011

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	889,292	8,524,397	130,688	2,849,778

Putnam Income Strategies Fund	—	—	—	—

Putnam Money Market Fund	779,451	2,319,599	557	2,254,558

Totals	$31,157,585	$29,966,956	$1,470,620	$50,125,098

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$4,038,911	$667,843	$13,832	$3,415,589

Putnam Absolute Return 300 Fund	8,004,608	1,332,443	71,399	6,856,391

Putnam Absolute Return 500 Fund	12,278,065	2,024,186	118,881	10,374,609

Putnam Absolute Return 700 Fund	7,603,883	1,840,636	83,960	5,931,386

Putnam Asset Allocation: Balanced Portfolio	4,473,241	16,918,745	771,982	17,654,845

Putnam Asset Allocation: Conservative Portfolio	4,335,502	10,613,686	438,052	10,889,899

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Income Strategies Fund	68,306	3,500,852	16,402	—

Putnam Money Market Fund	1,145,956	4,539,194	891	3,379,209

Totals	$41,948,472	$41,437,585	$1,515,399	$58,501,928

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$2,279,920	$586,349	$7,627	$1,717,865

Putnam Absolute Return 300 Fund	5,148,875	1,332,721	44,870	3,929,781

Putnam Absolute Return 500 Fund	7,508,505	1,937,005	71,014	5,652,417

Putnam Absolute Return 700 Fund	1,048,071	619,523	6,981	449,799

Putnam Asset Allocation: Balanced Portfolio	421,011	3,434,771	50,485	907,285

Putnam Asset Allocation: Conservative Portfolio	2,406,524	2,777,827	277,817	6,583,692

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Income Strategies Fund	248,485	7,793,690	35,923	—

Putnam Money Market Fund	488,257	2,909,807	392	1,216,860

Totals	$19,549,648	$21,391,693	$495,109	$20,457,699

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,673,440	$274,792	$5,943	$1,417,087

Putnam Absolute Return 300 Fund	3,870,786	641,730	35,775	3,318,706

Putnam Absolute Return 500 Fund	5,557,095	915,974	55,784	4,701,481

Putnam Absolute Return 700 Fund	—	—	—	—

Putnam Asset Allocation: Balanced Portfolio	28,711	761,160	—	—

Putnam Asset Allocation: Conservative Portfolio	5,330,842	1,235,912	199,431	5,350,904

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Income Strategies Fund	536,677	12,629,094	58,156	—

Putnam Money Market Fund	288,199	450,577	225	936,285

Totals	$17,285,750	$16,909,239	$355,314	$15,724,463

Market values are shown for those securities affiliated at period end.

Note 6: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 7: Market and credit risk

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Certain underlying Putnam Funds have exposure to outstanding terminated derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy of LBSF’s parent company Lehman Brothers Holdings, Inc.

Note 8: Money market fund guarantee program

Putnam Money Market Fund, an underlying Putnam Fund, participated in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009. Under the Program, if the fund’s market value per share dropped below $0.995 on any day while the Program was in effect, and the fund was subsequently liquidated, shareholders of record on that date who also held shares in the fund on September 19, 2008 would have been eligible to receive a payment from the U.S. Department of Treasury. No such guarantee event occurred during the term of the Program. The fees paid by the fund from the inception of the Program through September 18, 2009 were equal to 0.04% of the shares outstanding as of September 19, 2008.

Shareholder meeting results (Unaudited)

November 19, 2009 meeting

At the meeting, each of the nominees for Trustee was elected, with all funds of the Trust voting together as single class, as follows:

	Votes for	Votes withheld

Ravi Akhoury	13,979,946	136,477

Jameson A. Baxter	13,979,946	136,477

Charles B. Curtis	13,960,720	155,703

Robert J. Darretta	13,979,946	136,477

Myra R. Drucker	13,979,946	136,477

John A. Hill	13,944,785	171,638

Paul L. Joskow	13,979,946	136,477

Elizabeth T. Kennan	13,959,547	156,876

Kenneth R. Leibler	13,979,946	136,477

Robert E. Patterson	13,960,720	155,703

George Putnam, III	13,979,946	136,477

Robert L. Reynolds	13,979,875	136,548

W. Thomas Stephens	13,960,615	155,808

Richard B. Worley	13,979,946	136,477

All tabulations are rounded to the nearest whole number.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus , or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth
Growth Opportunities Fund
International Growth Fund* **
New Opportunities Fund
Small Cap Growth Fund*
Vista Fund
Voyager Fund

Blend
Asia Pacific Equity Fund*
Capital Opportunities Fund*
Capital Spectrum Fund‡
Emerging Markets Equity Fund*
Equity Spectrum Fund‡
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund

Value

Convertible Income-Growth
Trust Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Value Fund* ††
Mid Cap Value Fund
Small Cap Value Fund*

Income

American Government Income Fund
Diversified Income Trust
Floating Rate Income Fund
Global Income Trust*
High Yield Advantage Fund*
High Yield Trust*
Income Fund
Money Market Fund†
U.S. Government Income Trust

* A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase may be imposed for all share classes of these funds.

† An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

** Prior to January 1, 2010, the fund was known as Putnam International New Opportunities Fund.

†† Prior to January 1, 2010, the fund was known as Putnam International Growth and Income Fund.

Tax-free income
AMT-Free Municipal Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund†
Tax-Free High Yield Fund

State tax-free income funds:
Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania

Absolute Return
Absolute Return 100 Fund
Absolute Return 300 Fund
Absolute Return 500 Fund
Absolute Return 700 Fund

Global Sector*
Global Consumer Fund
Global Energy Fund
Global Financials Fund
Global Health Care Fund
Global Industrials Fund
Global Natural Resources Fund
Global Technology Fund
Global Telecommunications Fund
Global Utilities Fund

Asset allocation

Income Strategies Fund
Putnam Asset Allocation Funds — three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

Putnam RetirementReady®
Putnam RetirementReady Funds — 10 investment portfolios that offer diversification among stocks, bonds, and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

The 10 funds:

Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

‡ A 1% redemption fee on total assets redeemed or exchanged within 30 days of purchase may be imposed for all share classes of these funds.

With the exception of money market funds, a 1% redemption fee may be applied to shares exchanged or sold within 7 days of purchase (90 days, for certain funds).

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our Web site.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	George Putnam, III	James P. Pappas
Putnam Investment	Robert L. Reynolds	Vice President
Management, LLC	W. Thomas Stephens
One Post Office Square	Richard B. Worley	Francis J. McNamara, III
Boston, MA 02109		Vice President and
	Officers	Chief Legal Officer
Investment Sub-Manager	Robert L. Reynolds
Putnam Investments Limited	President	Robert R. Leveille
57–59 St James’s Street		Vice President and
London, England SW1A ILD	Jonathan S. Horwitz	Chief Compliance Officer
Executive Vice President,
Marketing Services	Principal Executive	Mark C. Trenchard
Putnam Retail Management	Officer, Treasurer and	Vice President and
One Post Office Square	Compliance Liaison	BSA Compliance Officer
Boston, MA 02109
	Charles E. Porter	Judith Cohen
Custodian	Senior Advisor to the Trustees	Vice President, Clerk and
State Street Bank and		Assistant Treasurer
Trust Company	Steven D. Krichmar
	Vice President and	Wanda M. McManus
Legal Counsel	Principal Financial Officer	Vice President, Senior Associate
Ropes & Gray LLP		Treasurer and Assistant Clerk
Janet C. Smith
Trustees	Vice President, Principal	Nancy E. Florek
John A. Hill, Chairman	Accounting Officer and	Vice President, Assistant
Jameson A. Baxter,	Assistant Treasurer	Clerk, Assistant Treasurer
Vice Chairman		and Proxy Manager
Ravi Akhoury	Susan G. Malloy
Charles B. Curtis	Vice President and
Robert J. Darretta	Assistant Treasurer
Myra R. Drucker
Paul L. Joskow	Beth S. Mazor
Elizabeth T. Kennan	Vice President
Kenneth R. Leibler
Robert E. Patterson

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, or a summary prospectus if available, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Forwarding service requested

SA097 260151 3/10

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management
Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: March 31, 2010

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 31, 2010